GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 0.8%
20,288	Lockheed Martin Corp.	$ 8,395,377

Automobiles – 4.9%
304,145	General Motors Co.*	11,028,298
47,940	Tesla, Inc.*	42,736,113

		53,764,411

Beverages – 0.1%
14,131	Brown-Forman Corp., Class B	1,048,803
3,311	PepsiCo, Inc.	579,292

		1,628,095

Biotechnology – 4.7%
49,207	AbbVie, Inc.	7,061,697
9,633	Biogen, Inc.*	2,071,673
299,225	Exelixis, Inc.*	6,259,787
166,810	Gilead Sciences, Inc.	9,966,897
61,845	Horizon Therapeutics PLC*	5,131,280
129,392	Incyte Corp.*	10,051,170
41,460	Vertex Pharmaceuticals, Inc.*	11,625,799

		52,168,303

Capital Markets – 2.4%
3,775	Ameriprise Financial, Inc.	1,018,948
69,056	Bank of New York Mellon Corp. (The)	3,001,174
218,377	Charles Schwab Corp. (The)	15,078,932
23,489	MarketAxess Holdings, Inc.	6,360,351
11,639	Stifel Financial Corp.	696,129

		26,155,534

Chemicals – 0.8%
64,339	CF Industries Holdings, Inc.	6,143,731
11,438	Sherwin-Williams Co. (The)	2,767,310

		8,911,041

Commercial Services & Supplies – 1.2%
31,313	Cintas Corp.	13,323,368

Communications Equipment – 0.7%
66,172	Arista Networks, Inc.*	7,717,640

Consumer Finance – 0.7%
34,514	Capital One Financial Corp.	3,790,673

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
122,938	Synchrony Financial	$ 4,115,964

		7,906,637

Distributors – 1.4%
198,620	LKQ Corp.	10,892,321
12,298	Pool Corp.	4,398,994

		15,291,315

Diversified Consumer Services – 0.0%(a)
4,550	Bright Horizons Family Solutions, Inc.*	426,199

Electronic Equipment, Instruments & Components – 0.6%
37,979	CDW Corp.	6,894,328

Entertainment – 0.2%
20,788	Live Nation Entertainment, Inc.*	1,953,864

Equity Real Estate Investment Trusts (REITs) – 4.5%
79,247	Camden Property Trust REIT	11,181,752
27,075	Crown Castle, Inc. REIT	4,891,369
40,594	CubeSmart REIT	1,862,047
10,011	Equity LifeStyle Properties, Inc. REIT	736,009
11,090	Extra Space Storage, Inc. REIT	2,101,777
69,146	Life Storage, Inc. REIT	8,704,790
8,104	Mid-America Apartment Communities, Inc. REIT	1,505,156
33,580	National Storage Affiliates Trust REIT	1,841,527
39,944	Public Storage REIT	13,038,121
11,536	SBA Communications Corp. REIT	3,873,673

		49,736,221

Food & Staples Retailing – 1.3%
22,532	Casey’s General Stores, Inc.	4,566,110
8,593	Costco Wholesale Corp.	4,651,391
57,660	Sysco Corp.	4,895,334

		14,112,835

Food Products – 0.1%
9,551	Mondelez International, Inc., Class A	611,646

Health Care Equipment & Supplies – 0.2%
1,397	ABIOMED, Inc.*	409,335
21,525	Dexcom, Inc.*	1,766,772

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6,983	Tandem Diabetes Care, Inc.*	$ 462,344

		2,638,451

Health Care Providers & Services – 3.2%
43,486	DaVita, Inc.*	3,659,782
9,320	Elevance Health, Inc.	4,446,572
36,610	Molina Healthcare, Inc.*	11,997,829
28,031	UnitedHealth Group, Inc.	15,202,332

		35,306,515

Hotels, Restaurants & Leisure – 3.1%
23,768	Airbnb, Inc., Class A*	2,637,773
2,758	Booking Holdings, Inc.*	5,338,633
68,810	Choice Hotels International, Inc.	8,317,065
29,797	Churchill Downs, Inc.	6,251,410
23,129	Marriott International, Inc., Class A	3,673,348
120,668	Wyndham Hotels & Resorts, Inc.	8,375,566

		34,593,795

Household Durables – 0.7%
1,745	NVR, Inc.*	7,665,960

Household Products – 1.1%
88,136	Kimberly-Clark Corp.	11,615,443

Insurance – 0.2%
10,403	Marsh & McLennan Cos., Inc.	1,705,676

Interactive Media & Services – 5.7%
522,258	Alphabet, Inc., Class C*	60,916,173
21,852	Match Group, Inc.*	1,601,970

		62,518,143

Internet & Direct Marketing Retail – 5.6%
451,983	Amazon.com, Inc.*	60,995,106
31,669	Chewy, Inc., Class A*(b)	1,229,074

		62,224,180

IT Services – 3.8%
1,225	Accenture PLC, Class A	375,169
6,940	Cloudflare, Inc., Class A*	349,221
45,934	Gartner, Inc.*	12,194,558
18,511	Mastercard, Inc., Class A	6,549,007

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
5,718	MongoDB, Inc.*	$ 1,786,703
38,200	Snowflake, Inc., Class A*	5,726,562
199,609	Toast, Inc., Class A*	3,189,752
16,251	VeriSign, Inc.*	3,074,039
43,384	Visa, Inc., Class A	9,202,180

		42,447,191

Life Sciences Tools & Services – 2.9%
81,194	Agilent Technologies, Inc.	10,888,116
166,350	Avantor, Inc.*	4,827,477
61,656	Bruker Corp.	4,226,519
66,793	Maravai LifeSciences Holdings, Inc., Class A*	1,742,629
6,462	Mettler-Toledo International, Inc.*	8,721,955
32,875	QIAGEN NV*	1,631,915

		32,038,611

Machinery – 0.8%
16,582	Allison Transmission Holdings, Inc.	694,288
42,004	Caterpillar, Inc.	8,327,293

		9,021,581

Media – 1.2%
28,176	Charter Communications, Inc., Class A*	12,174,850
11,730	Liberty Broadband Corp., Class C*	1,277,749

		13,452,599

Metals & Mining – 0.2%
70,095	Freeport-McMoRan, Inc.	2,211,497

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
142,482	Annaly Capital Management, Inc. REIT	980,276

Multiline Retail – 1.1%
47,465	Dollar General Corp.	11,791,730

Oil, Gas & Consumable Fuels – 0.7%
42,710	Antero Resources Corp.*	1,693,024
3,233	EOG Resources, Inc.	359,574
133,177	Kinder Morgan, Inc.	2,395,854
6,204	Marathon Petroleum Corp.	568,659
10,841	Pioneer Natural Resources Co.	2,568,775

		7,585,886

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 1.2%
6,985	Eli Lilly & Co.	$ 2,302,885
123,159	Merck & Co., Inc.	11,003,025

		13,305,910

Professional Services – 0.7%
81,082	Booz Allen Hamilton Holding Corp.	7,782,250

Road & Rail – 2.4%
372,043	CSX Corp.	12,028,150
20,757	Old Dominion Freight Line, Inc.	6,299,957
34,955	Union Pacific Corp.	7,945,272

		26,273,379

Semiconductors & Semiconductor Equipment – 6.8%
10,224	Advanced Micro Devices, Inc.*	965,861
22,716	Applied Materials, Inc.	2,407,442
42,639	Broadcom, Inc.	22,832,332
14,460	Enphase Energy, Inc.*	4,109,243
7,052	Lam Research Corp.	3,529,597
45,456	Microchip Technology, Inc.	3,130,100
12,003	Monolithic Power Systems, Inc.	5,578,034
114,552	NVIDIA Corp.	20,806,080
47,530	ON Semiconductor Corp.*	3,174,053
48,198	Texas Instruments, Inc.	8,622,140

		75,154,882

Software – 19.7%
2,229	Adobe, Inc.*	914,157
2,114	Aspen Technology, Inc.*	431,446
27,006	Autodesk, Inc.*	5,841,938
5,465	Cadence Design Systems, Inc.*	1,016,927
14,037	Datadog, Inc., Class A*	1,431,914
83,850	Fortinet, Inc.*	5,001,653
32,681	Intuit, Inc.	14,908,092
46,260	Manhattan Associates, Inc.*	6,507,394
459,931	Microsoft Corp.	129,121,029
27,798	Palo Alto Networks, Inc.*	13,873,982
34,017	Paycom Software, Inc.*	11,242,278
23,983	ServiceNow, Inc.*	10,712,247
28,322	Synopsys, Inc.*	10,408,335
18,706	Workday, Inc., Class A*	2,901,301

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
22,392	Zscaler, Inc.*	$ 3,472,104

		217,784,797

Specialty Retail – 1.8%
20,246	AutoNation, Inc.*	2,404,010
5,918	AutoZone, Inc.*	12,649,074
11,662	Home Depot, Inc. (The)	3,509,562
83,168	Leslie’s, Inc.*	1,260,827

		19,823,473

Technology Hardware, Storage & Peripherals – 11.6%
788,714	Apple, Inc.	128,173,912

TOTAL COMMON STOCKS
(Cost $729,980,044)		$1,095,092,951

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $729,980,044)		$1,095,092,951

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,200,000	2.062%	$ 1,200,000
(Cost $1,200,000)

TOTAL INVESTMENTS – 99.3%
(Cost $731,180,044)		$1,096,292,951

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		7,185,016

NET ASSETS – 100.0%		$1,103,477,967

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Less than 0.05%

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	21	09/16/22	$4,095,197	$244,978

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.8%
21,600	General Dynamics Corp.	$ 4,896,072
38,524	Howmet Aerospace, Inc.	1,430,396
10,637	Textron, Inc.	698,213

		7,024,681

Airlines – 0.1%
7,384	Copa Holdings SA, Class A (Panama)*	496,352

Automobiles – 2.2%
227,370	Ford Motor Co.	3,340,065
143,312	General Motors Co.*	5,196,493

		8,536,558

Banks – 3.4%
31,519	Bank of America Corp.	1,065,657
31,294	Citizens Financial Group, Inc.	1,188,233
26,538	East West Bancorp, Inc.	1,904,898
28,327	JPMorgan Chase & Co.	3,267,803
88,939	KeyCorp	1,627,584
63,142	PacWest Bancorp	1,769,870
2,392	Pinnacle Financial Partners, Inc.	189,207
4,644	Signature Bank	861,787
5,057	Webster Financial Corp.	234,898
12,696	Wintrust Financial Corp.	1,092,364

		13,202,301

Beverages – 0.4%
44,763	Keurig Dr Pepper, Inc.	1,734,119

Biotechnology – 3.4%
20,507	Biogen, Inc.*	4,410,235
88,750	Gilead Sciences, Inc.	5,302,812
16,412	Horizon Therapeutics PLC*	1,361,704
9,741	Incyte Corp.*	756,681
3,932	Moderna, Inc.*	645,202
1,520	Regeneron Pharmaceuticals, Inc.*	884,169

		13,360,803

Building Products – 0.5%
8,698	Lennox International, Inc.	2,083,432

Capital Markets – 6.8%
104,811	Bank of New York Mellon Corp. (The)	4,555,086

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
16,294	Cboe Global Markets, Inc.	$ 2,010,354
74,117	Charles Schwab Corp. (The)	5,117,779
9,801	CME Group, Inc.	1,955,103
25,141	Interactive Brokers Group, Inc., Class A	1,475,525
50,278	Intercontinental Exchange, Inc.	5,127,853
14,279	Northern Trust Corp.	1,424,759
9,489	Raymond James Financial, Inc.	934,382
23,426	State Street Corp.	1,664,183
33,453	Stifel Financial Corp.	2,000,824

		26,265,848

Chemicals – 2.0%
2,138	Air Products and Chemicals, Inc.	530,716
31,424	Dow, Inc.	1,672,071
17,583	DuPont de Nemours, Inc.	1,076,607
3,879	International Flavors & Fragrances, Inc.	481,190
11,481	Linde PLC (United Kingdom)	3,467,262
6,791	Mosaic Co. (The)	357,614

		7,585,460

Commercial Services & Supplies – 1.0%
335	Cintas Corp.	142,539
27,260	Republic Services, Inc.	3,779,872

		3,922,411

Communications Equipment – 2.0%
172,996	Cisco Systems, Inc.	7,848,829

Construction & Engineering – 0.4%
11,505	AECOM	828,360
7,433	MasTec, Inc.*	586,687

		1,415,047

Consumer Finance – 2.3%
42,603	Capital One Financial Corp.	4,679,088
127,348	Synchrony Financial	4,263,611

		8,942,699

Containers & Packaging – 0.7%
67,145	International Paper Co.	2,871,792

Distributors – 1.1%
77,061	LKQ Corp.	4,226,025

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – 0.3%
16,272	Service Corp. International	$ 1,211,613

Diversified Financial Services – 4.6%
50,641	Berkshire Hathaway, Inc., Class B*	15,222,684
29,386	Equitable Holdings, Inc.	835,444
32,667	Voya Financial, Inc.	1,965,247

		18,023,375

Diversified Telecommunication Services – 0.5%
78,017	AT&T, Inc.	1,465,159
12,786	Liberty Global PLC, Class C (United Kingdom) *	292,672
3,187	Verizon Communications, Inc.	147,207

		1,905,038

Electric Utilities – 1.6%
47,738	Eversource Energy	4,211,446
12,232	Exelon Corp.	568,666
8,764	NextEra Energy, Inc.	740,470
8,869	Xcel Energy, Inc.	649,034

		6,169,616

Electrical Equipment – 1.7%
30,860	AMETEK, Inc.	3,811,210
29,281	Emerson Electric Co.	2,637,340

		6,448,550

Electronic Equipment, Instruments & Components – 0.8%
7,935	Teledyne Technologies, Inc.*	3,105,759

Energy Equipment & Services – 0.6%
63,210	Schlumberger NV	2,340,666

Entertainment – 1.0%
16,084	AMC Entertainment Holdings, Inc., Class A*	234,183
18,837	Live Nation Entertainment, Inc.*	1,770,490
3,911	Netflix, Inc.*	879,584
76,646	Warner Bros Discovery, Inc.*	1,149,690

		4,033,947

Equity Real Estate Investment Trusts (REITs) – 8.4%
30,519	Camden Property Trust REIT	4,306,231
55,403	CubeSmart REIT	2,541,336

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,120	EPR Properties REIT	$ 167,887
16,995	Extra Space Storage, Inc. REIT	3,220,892
69,261	First Industrial Realty Trust, Inc. REIT	3,598,109
39,520	Healthpeak Properties, Inc. REIT	1,091,938
34,754	Host Hotels & Resorts, Inc. REIT	618,969
32,201	Life Storage, Inc. REIT	4,053,784
24,641	Mid-America Apartment Communities, Inc. REIT	4,576,573
29,687	National Storage Affiliates Trust REIT	1,628,035
57,994	Park Hotels & Resorts, Inc. REIT	904,126
7,527	Public Storage REIT	2,456,888
7,025	SBA Communications Corp.	2,358,925
18,757	STORE Capital Corp. REIT	544,328
7,536	Ventas, Inc. REIT	405,286

		32,473,307

Food & Staples Retailing – 0.7%
13,409	Casey’s General Stores, Inc.	2,717,334

Food Products – 1.7%
20,461	Campbell Soup Co.	1,009,750
90,025	Mondelez International, Inc., Class A	5,765,201

		6,774,951

Health Care Equipment & Supplies – 3.5%
38,743	Abbott Laboratories	4,216,788
6,501	Boston Scientific Corp.*	266,866
22,469	Envista Holdings Corp.*	913,365
8,619	Hologic, Inc.*	615,224
69,570	Medtronic PLC	6,436,617
7,434	QuidelOrtho Corp.*	758,565
2,130	Teleflex, Inc.	512,180

		13,719,605

Health Care Providers & Services – 4.6%
47,545	Centene Corp.*	4,420,259
7,858	CVS Health Corp.	751,853
11,099	Elevance Health, Inc.	5,295,333
1,131	Humana, Inc.	545,142
12,700	Molina Healthcare, Inc.*	4,162,044
22,532	Universal Health Services, Inc., Class B	2,534,174

		17,708,805

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.0%
11,099	Aramark	$ 370,707
8,346	Hyatt Hotels Corp., Class A*	690,631
22,816	Yum! Brands, Inc.	2,795,873

		3,857,211

Household Durables – 0.7%
13,131	Garmin Ltd.	1,281,848
7,853	Whirlpool Corp.	1,357,548

		2,639,396

Household Products – 2.0%
17,216	Kimberly-Clark Corp.	2,268,896
40,837	Procter & Gamble Co. (The)	5,672,668

		7,941,564

Insurance – 1.7%
4,926	CNA Financial Corp.	208,961
21,939	Globe Life, Inc.	2,209,916
33,077	MetLife, Inc.	2,092,120
6,474	Travelers Cos., Inc. (The)	1,027,424
18,970	W R Berkley Corp.	1,186,194

		6,724,615

Interactive Media & Services – 2.0%
9,220	Alphabet, Inc., Class A*	1,072,471
39,644	Meta Platforms, Inc., Class A*	6,307,360
23,089	TripAdvisor, Inc.*	438,922

		7,818,753

IT Services – 2.8%
21,122	Cognizant Technology Solutions Corp., Class A	1,435,451
6,244	DXC Technology Co.*	197,310
15,293	Gartner, Inc.*	4,059,986
2,268	Global Payments, Inc.	277,422
2,231	Snowflake, Inc., Class A*	334,449
23,054	VeriSign, Inc.*	4,360,895
18,771	Western Union Co. (The)	319,482

		10,984,995

Life Sciences Tools & Services – 3.2%
4,615	Agilent Technologies, Inc.	618,871
64,995	QIAGEN NV*	3,226,352

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
11,438	Syneos Health, Inc.*	$ 905,203
12,633	Thermo Fisher Scientific, Inc.	7,559,714

		12,310,140

Machinery – 2.2%
60,090	Otis Worldwide Corp.	4,697,235
9,820	PACCAR, Inc.	898,727
7,591	Parker-Hannifin Corp.	2,194,482
4,053	Snap-on, Inc.	908,075

		8,698,519

Media – 1.7%
3,387	Charter Communications, Inc., Class A*	1,463,523
6,472	Comcast Corp., Class A	242,830
26,797	Liberty Broadband Corp., Class C*	2,918,997
122,246	News Corp., Class A	2,095,296

		6,720,646

Metals & Mining – 1.3%
132,631	Freeport-McMoRan, Inc.	4,184,508
9,805	Steel Dynamics, Inc.	763,613

		4,948,121

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
511,350	Annaly Capital Management, Inc. REIT	3,518,088
16,061	Rithm Capital Corp. REIT	175,225

		3,693,313

Multi-Utilities – 1.3%
62,592	CMS Energy Corp.	4,301,948
3,695	DTE Energy Co.	481,458
1,959	WEC Energy Group, Inc.	203,364

		4,986,770

Oil, Gas & Consumable Fuels – 6.3%
17,729	Chevron Corp.	2,903,656
49,567	ConocoPhillips	4,829,313
67,492	Exxon Mobil Corp.	6,541,999
250,773	Kinder Morgan, Inc.	4,511,406
49,437	Marathon Oil Corp.	1,226,038
25,558	Marathon Petroleum Corp.	2,342,646
26,347	ONEOK, Inc.	1,573,970

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,551	Pioneer Natural Resources Co.	$ 367,509

		24,296,537

Pharmaceuticals – 3.7%
32,514	Johnson & Johnson	5,674,343
71,809	Merck & Co., Inc.	6,415,416
48,101	Pfizer, Inc.	2,429,582

		14,519,341

Road & Rail – 3.0%
157,088	CSX Corp.	5,078,655
26,979	Knight-Swift Transportation Holdings, Inc.	1,482,496
20,590	Norfolk Southern Corp.	5,171,590

		11,732,741

Semiconductors & Semiconductor Equipment – 1.6%
7,148	Broadcom, Inc.	3,827,611
38,009	Intel Corp.	1,380,107
1,988	Micron Technology, Inc.	122,978
5,855	ON Semiconductor Corp.*	390,997
2,216	Texas Instruments, Inc.	396,420

		6,118,113

Software – 2.6%
4,362	Microsoft Corp.	1,224,588
21,110	Oracle Corp.	1,643,202
6,688	Palo Alto Networks, Inc.*	3,337,981
1,592	Paycom Software, Inc.*	526,140
6,240	Roper Technologies, Inc.	2,724,821
304	ServiceNow, Inc.*	135,785
257	Synopsys, Inc.*	94,447
1,876	VMware, Inc., Class A	217,991

		9,904,955

Specialty Retail – 1.9%
1,898	Advance Auto Parts, Inc.	367,491
15,030	AutoNation, Inc.*	1,784,662
1,715	AutoZone, Inc.*	3,665,624
3,536	GameStop Corp., Class A*(a)	120,259
11,578	Penske Automotive Group, Inc.	1,325,565

		7,263,601

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.9%
37,321	Dell Technologies, Inc., Class C	$ 1,681,684
126,716	Hewlett Packard Enterprise Co.	1,804,436

		3,486,120

Textiles, Apparel & Luxury Goods – 0.2%
15,615	Capri Holdings Ltd.*	760,138

Tobacco – 0.5%
40,629	Altria Group, Inc.	1,781,988

TOTAL COMMON STOCKS
(Cost $378,064,492)		$387,336,500

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $378,064,492)		$387,336,500

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
111,200	2.062%	$ 111,200
(Cost $111,200)

TOTAL INVESTMENTS – 99.7%
(Cost $378,175,692)		$387,447,700

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,040,810

NET ASSETS – 100.0%		$388,488,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 0.5%
17,270	AAR Corp.*	$ 769,033
2,091	Kratos Defense & Security Solutions, Inc.*	30,090
2,457	Maxar Technologies, Inc.	67,518
6,812	National Presto Industries, Inc.	485,014
23,286	V2X, Inc.*	774,027
13,438	Virgin Galactic Holdings, Inc.*	99,979

		2,225,661

Air Freight & Logistics – 0.3%
11,075	Forward Air Corp.	1,162,100

Auto Components – 0.2%
21,596	Goodyear Tire & Rubber Co. (The)*	265,199
10,015	Holley, Inc.*	80,020
49,142	Luminar Technologies, Inc.*(a)	332,200

		677,419

Automobiles – 0.0%(b)
5,666	Fisker, Inc.*(a)	54,280

Banks – 9.4%
31,381	1st Source Corp.	1,513,192
49,272	Ameris Bancorp	2,330,073
6,518	Atlantic Union Bankshares Corp.	225,458
61,396	Bancorp, Inc. (The)*	1,510,342
28,509	BayCom Corp.	558,491
9,102	Berkshire Hills Bancorp, Inc.	256,403
3,972	Business First Bancshares, Inc.	93,262
25,149	Cadence Bank	656,389
2,343	Capital Bancorp, Inc.	58,551
6,819	Capital City Bank Group, Inc.	220,867
98,839	Central Pacific Financial Corp.	2,340,507
95,907	Columbia Banking System, Inc.	2,893,514
23,702	Community Bank System, Inc.	1,595,856
34,193	CrossFirst Bankshares, Inc.*	469,128
2,631	Enterprise Financial Services Corp.	123,736
1,821	Esquire Financial Holdings, Inc.	65,957
6,945	First Bancorp, Inc. (The)	209,774
15,506	First Bancshares, Inc. (The)	449,674
14,805	First Financial Bancorp	330,744
59,145	First Financial Bankshares, Inc.	2,613,026
7,474	FVCBankcorp, Inc.*	143,127
3,636	Great Southern Bancorp, Inc.	225,214

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
15,270	Guaranty Bancshares, Inc.	$ 570,640
34,491	Hancock Whitney Corp.	1,683,506
79,758	Hanmi Financial Corp.	2,015,485
7,825	HomeTrust Bancshares, Inc.	188,895
182,371	Hope Bancorp, Inc.	2,742,860
16,362	Independent Bank Corp.	343,275
74,085	International Bancshares Corp.	3,249,368
5,949	Macatawa Bank Corp.	55,326
11,517	Metrocity Bankshares, Inc.	238,517
3,416	National Bank Holdings Corp., Class A	142,174
24,303	Northeast Bank	967,259
74,259	OFG Bancorp (Puerto Rico)	2,039,895
27,067	Origin Bancorp, Inc.	1,165,776
29,577	PCB Bancorp	569,949
1,270	Peoples Financial Services Corp.	67,615
2,718	Professional Holding Corp., Class A*	61,019
4,378	Sandy Spring Bancorp, Inc.	180,811
9,272	Sierra Bancorp	208,156
7,193	Silvergate Capital Corp., Class A*	671,035
6,729	Southern First Bancshares, Inc.*	301,123
33,786	Towne Bank	1,009,188
91,643	Trustmark Corp.	2,975,648
85,219	United Community Banks, Inc.	2,900,002

		43,230,807

Beverages – 0.6%
5,299	Coca-Cola Consolidated, Inc.	2,718,387

Biotechnology – 8.3%
22,206	2seventy bio, Inc.*	319,544
53,085	ACADIA Pharmaceuticals, Inc.*	779,819
81,382	Affimed NV (Germany) *	230,311
22,873	Alector, Inc.*	233,762
119,339	Alkermes PLC*	3,055,078
21,264	ALX Oncology Holdings, Inc.*	205,836
147,076	Amicus Therapeutics, Inc.*	1,464,877
2,453	Anika Therapeutics, Inc.*	57,302
6,253	Apellis Pharmaceuticals, Inc.*	351,919
21,562	Arbutus Biopharma Corp.*	49,808
8,523	Arcturus Therapeutics Holdings, Inc.*	149,579
59,542	Arcus Biosciences, Inc.*	1,583,222
33,026	Arrowhead Pharmaceuticals, Inc.*	1,404,596
125,680	Aurinia Pharmaceuticals, Inc. (Canada) *	1,028,062

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
14,635	Beam Therapeutics, Inc.*(a)	$ 921,712
32,214	BioCryst Pharmaceuticals, Inc.*	354,998
513	Biohaven Pharmaceutical Holding Co. Ltd.*	74,908
15,713	Bluebird Bio, Inc.*	63,638
19,538	Blueprint Medicines Corp.*	997,610
24,462	Bridgebio Pharma, Inc.*	211,841
125,508	Catalyst Pharmaceuticals, Inc.*	1,285,202
12,657	ChemoCentryx, Inc.*	298,958
35,287	CTI BioPharma Corp.*	230,777
20,186	Cullinan Oncology, Inc.*	272,713
24,689	Day One Biopharmaceuticals, Inc.*	422,923
22,162	Deciphera Pharmaceuticals, Inc.*	281,236
26,162	Denali Therapeutics, Inc.*	890,031
14,233	Design Therapeutics, Inc.*	279,251
27,396	Dynavax Technologies Corp.*	393,954
28,319	Eagle Pharmaceuticals, Inc.*	1,124,264
70,589	Erasca, Inc.*(a)	532,241
49,373	Fate Therapeutics, Inc.*	1,507,358
31,308	Generation Bio Co.*	199,745
19,210	Global Blood Therapeutics, Inc.*	628,551
52,672	Gossamer Bio, Inc.*	591,507
88,320	Heron Therapeutics, Inc.*(a)	245,530
15,978	IGM Biosciences, Inc.*	257,406
28,952	Insmed, Inc.*	640,418
12,689	Instil Bio, Inc.*	71,566
7,734	Intellia Therapeutics, Inc.*	500,854
19,796	Intercept Pharmaceuticals, Inc.*(a)	252,597
17,650	iTeos Therapeutics, Inc.*	431,719
60,338	IVERIC bio, Inc.*	645,013
46,233	KalVista Pharmaceuticals, Inc.*	570,978
14,963	Keros Therapeutics, Inc.*	480,013
59,907	Kezar Life Sciences, Inc.*	585,291
13,898	Kodiak Sciences, Inc.*	138,285
56,279	Kura Oncology, Inc.*	861,631
71,602	MannKind Corp.*	247,027
7,929	MeiraGTx Holdings PLC*	65,652
7,052	Nkarta, Inc.*(a)	95,273
37,791	Nurix Therapeutics, Inc.*	603,144
147,140	Organogenesis Holdings, Inc.*	844,584
11,000	PMV Pharmaceuticals, Inc.*	164,450
68,374	Point Biopharma Global, Inc.*(a)	501,865
29,064	Praxis Precision Medicines, Inc.*	102,596
9,042	Protagonist Therapeutics, Inc.*	89,968

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
27,620	Prothena Corp. PLC (Ireland) *	$ 857,877
19,955	PTC Therapeutics, Inc.*	869,040
7,859	Rallybio Corp.*	73,324
2,141	Sage Therapeutics, Inc.*	73,672
19,558	Sana Biotechnology, Inc.*(a)	130,647
60,769	Seres Therapeutics, Inc.*	249,761
107,090	Sutro Biopharma, Inc.*	626,477
28,494	Travere Therapeutics, Inc.*	670,749
174,390	Vanda Pharmaceuticals, Inc.*	1,879,924
86,306	VBI Vaccines, Inc.*	73,421
21,164	Vir Biotechnology, Inc.*	588,571
36,578	Xencor, Inc.*	1,049,423
3,650	Zentalis Pharmaceuticals, Inc.*	106,580

		38,122,459

Building Products – 0.5%
3,827	CSW Industrials, Inc.	457,212
16,356	Janus International Group, Inc.*	166,340
19,579	UFP Industries, Inc.	1,805,380

		2,428,932

Capital Markets – 1.1%
4,362	Focus Financial Partners, Inc., Class A*	176,356
7,859	Houlihan Lokey, Inc.	664,557
19,496	Moelis & Co., Class A	908,124
7,184	Open Lending Corp., Class A*	74,426
60,500	Oppenheimer Holdings, Inc., Class A	2,032,195
677	Piper Sandler Cos.	85,437
41,159	Victory Capital Holdings, Inc., Class A	1,138,870

		5,079,965

Chemicals – 2.2%
17,323	American Vanguard Corp.	405,531
8,281	Avient Corp.	357,325
3,158	Balchem Corp.	428,730
100,737	Diversey Holdings Ltd.*	754,520
34,438	FutureFuel Corp.	247,609
4,246	Ingevity Corp.*	284,907
22,834	Innospec, Inc.	2,329,068
7,798	Intrepid Potash, Inc.*	355,589
82,650	LSB Industries, Inc.*	1,141,396
2,209	Mativ, Inc.	48,267
25,969	Minerals Technologies, Inc.	1,734,989

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
18,714	Sensient Technologies Corp.	$ 1,609,030
32,664	Tronox Holdings PLC, Class A	509,885

		10,206,846

Commercial Services & Supplies – 1.6%
86,092	ACV Auctions, Inc., Class A*	636,220
26,031	BrightView Holdings, Inc.*	342,047
73,219	Ennis, Inc.	1,599,835
11,312	Healthcare Services Group, Inc.	162,214
86,527	Heritage-Crystal Clean, Inc.*	2,903,846
40,071	Matthews International Corp., Class A	1,119,985
45,394	Pitney Bowes, Inc.	148,438
2,846	UniFirst Corp.	557,503

		7,470,088

Communications Equipment – 0.7%
7,519	Clearfield, Inc.*	740,997
171,739	Harmonic, Inc.*	1,875,390
22,088	NetScout Systems, Inc.*	785,891

		3,402,278

Construction & Engineering – 1.7%
11,948	Arcosa, Inc.	616,039
18,241	Argan, Inc.	677,836
1,655	Comfort Systems USA, Inc.	174,867
3,013	Construction Partners, Inc., Class A*	71,649
12,421	Dycom Industries, Inc.*	1,281,350
2,604	EMCOR Group, Inc.	303,027
63,608	Fluor Corp.*	1,616,279
62,216	Primoris Services Corp.	1,453,366
49,263	Sterling Infrastructure, Inc.*	1,266,552
39,144	Tutor Perini Corp.*	355,428

		7,816,393

Construction Materials – 0.3%
45,219	Summit Materials, Inc., Class A*	1,243,975
412	United States Lime & Minerals, Inc.	42,382

		1,286,357

Consumer Finance – 0.9%
34,068	FirstCash Holdings, Inc.	2,495,822
7,801	Nelnet, Inc., Class A	741,797
3,483	Oportun Financial Corp.*	31,974

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – (continued)
23,400	Regional Management Corp.	$ 959,400

		4,228,993

Diversified Consumer Services – 0.8%
1,583	Carriage Services, Inc.	57,431
13,407	Duolingo, Inc.*(a)	1,230,093
52,975	Stride, Inc.*	2,366,923

		3,654,447

Diversified Financial Services – 0.3%
12,654	A-Mark Precious Metals, Inc.	383,416
83,092	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,150,824

		1,534,240

Diversified Telecommunication Services – 0.5%
17,649	Cogent Communications Holdings, Inc.	1,126,183
364,547	Globalstar, Inc.*	510,366
16,962	Iridium Communications, Inc.*	758,371
5,388	Ooma, Inc.*	64,279
11,482	Starry Group Holdings, Inc., Class A*	36,742

		2,495,941

Electric Utilities – 0.3%
14,476	MGE Energy, Inc.	1,178,057

Electrical Equipment – 1.9%
20,015	Atkore, Inc.*	1,986,889
19,962	Bloom Energy Corp., Class A*	403,831
25,260	Encore Wire Corp.	3,497,752
20,636	Powell Industries, Inc.	494,439
58,917	Shoals Technologies Group, Inc., Class A*	1,392,209
22,185	Thermon Group Holdings, Inc.*	345,420
5,129	Vicor Corp.*	374,212

		8,494,752

Electronic Equipment, Instruments & Components – 2.6%
2,479	Badger Meter, Inc.	238,455
15,688	Belden, Inc.	1,015,327
48,996	CTS Corp.	1,993,157
34,769	ePlus, Inc.*	1,932,113
19,202	Fabrinet (Thailand) *	1,844,544
12,743	PC Connection, Inc.	604,401

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,467	ScanSource, Inc.*	$ 78,821
19,023	TTM Technologies, Inc.*	257,381
123,789	Vishay Intertechnology, Inc.	2,557,481
43,659	Vishay Precision Group, Inc.*	1,361,288

		11,882,968

Energy Equipment & Services – 0.8%
5,797	Cactus, Inc., Class A	241,097
39,121	Liberty Energy, Inc.*	555,518
37,183	NexTier Oilfield Solutions, Inc.*	370,715
26,858	Noble Corp.*	805,740
97,897	Oil States International, Inc.*	499,275
124,114	RPC, Inc.*	1,012,770
12,213	TETRA Technologies, Inc.*	53,493
3,990	US Silica Holdings, Inc.*	55,182

		3,593,790

Entertainment – 0.9%
115,746	Cinemark Holdings, Inc.*	2,121,624
104,454	IMAX Corp.*	1,755,872
21,763	Marcus Corp. (The)*	357,566

		4,235,062

Equity Real Estate Investment Trusts (REITs) – 7.0%
81,581	Alexander & Baldwin, Inc. REIT	1,624,278
100,224	Apple Hospitality REIT, Inc. REIT	1,671,736
52,265	Armada Hoffler Properties, Inc. REIT	741,118
108,103	Chatham Lodging Trust REIT*	1,314,533
60,411	City Office REIT, Inc. REIT	851,795
3,724	Community Healthcare Trust, Inc. REIT	145,050
76,875	DiamondRock Hospitality Co. REIT*	713,400
20,506	Empire State Realty Trust, Inc., Class A REIT	174,916
125,284	Essential Properties Realty Trust, Inc. REIT	3,021,850
50,283	Franklin Street Properties Corp. REIT	190,573
171,818	Global Medical REIT, Inc. REIT	2,092,743
43,002	Independence Realty Trust, Inc. REIT	954,644
6,742	Industrial Logistics Properties Trust REIT	67,622
61,756	Macerich Co. (The) REIT	655,231
42,011	NexPoint Residential Trust, Inc. REIT	2,795,412
159,690	Outfront Media, Inc. REIT	2,947,877
188,331	RLJ Lodging Trust REIT	2,352,254
53,780	RPT Realty REIT	584,589
5,093	Saul Centers, Inc. REIT	266,262

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
92,904	SITE Centers Corp. REIT	$ 1,357,327
108,420	STAG Industrial, Inc. REIT	3,554,008
32,502	Tanger Factory Outlet Centers, Inc. REIT	528,808
45,956	Terreno Realty Corp. REIT	2,879,143
15,539	Universal Health Realty Income Trust REIT	837,552

		32,322,721

Food & Staples Retailing – 0.6%
25,578	Chefs’ Warehouse, Inc. (The)*	885,255
19,187	Ingles Markets, Inc., Class A	1,831,591
3,000	Weis Markets, Inc.	230,790

		2,947,636

Food Products – 0.2%
1,622	Alico, Inc.	59,106
2,547	B&G Foods, Inc.(a)	62,936
4,117	Beyond Meat, Inc.*(a)	131,703
4,988	Cal-Maine Foods, Inc.	254,937
5,238	Tootsie Roll Industries, Inc.	183,958

		692,640

Gas Utilities – 0.3%
15,485	ONE Gas, Inc.	1,315,296

Health Care Equipment & Supplies – 3.9%
23,274	AngioDynamics, Inc.*	528,087
29,863	Artivion, Inc.*	585,315
2,214	AtriCure, Inc.*	109,394
76,534	Avanos Medical, Inc.*	2,171,270
14,797	Axonics, Inc.*	959,881
16,861	Cardiovascular Systems, Inc.*	259,828
110,270	Cerus Corp.*	595,458
9,124	Glaukos Corp.*	491,327
5,015	Inari Medical, Inc.*	389,064
16,205	Inspire Medical Systems, Inc.*	3,386,683
3,087	iRadimed Corp.	130,426
7,656	Lantheus Holdings, Inc.*	587,368
24,893	LeMaitre Vascular, Inc.	1,253,363
15,820	LivaNova PLC*	1,007,259
632	Merit Medical Systems, Inc.*	36,327
54,599	Neogen Corp.*(a)	1,262,875
22,995	Pulmonx Corp.*	391,835
10,321	Shockwave Medical, Inc.*	2,177,008

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
31,827	Surmodics, Inc.*	$ 1,107,580
7,123	Utah Medical Products, Inc.	650,615

		18,080,963

Health Care Providers & Services – 2.3%
3,940	Addus HomeCare Corp.*	365,671
5,349	AirSculpt Technologies, Inc.*	41,562
19,091	AMN Healthcare Services, Inc.*	2,146,592
25,819	Aveanna Healthcare Holdings, Inc.*	54,736
366,328	Brookdale Senior Living, Inc.*	1,765,701
265,332	Cano Health, Inc.*	1,615,872
4,970	Castle Biosciences, Inc.*	138,961
63,295	Community Health Systems, Inc.*	188,619
1,712	CorVel Corp.*	282,292
28,995	Cross Country Healthcare, Inc.*	764,308
37,434	Invitae Corp.*(a)	71,125
5,712	Joint Corp. (The)*	97,675
13,731	National HealthCare Corp.	975,313
26,400	OPKO Health, Inc.*	62,304
5,088	Option Care Health, Inc.*	170,957
60,360	Patterson Cos., Inc.	1,874,782

		10,616,470

Health Care Technology – 0.7%
28,456	Evolent Health, Inc., Class A*	967,219
28,930	Nutex Health, Inc.*(a)	76,375
1,957	OptimizeRx Corp.*	43,974
6,302	Phreesia, Inc.*	148,034
48,287	Schrodinger, Inc.*	1,511,383
8,646	Simulations Plus, Inc.	554,641

		3,301,626

Hotels, Restaurants & Leisure – 2.1%
33,218	Chuy’s Holdings, Inc.*	738,436
50,968	Dave & Buster’s Entertainment, Inc.*	1,904,165
34,331	Hilton Grand Vacations, Inc.*	1,399,675
93,076	International Game Technology PLC	1,763,790
4,172	Kura Sushi USA, Inc., Class A*	352,284
2,365	Papa John’s International, Inc.	226,780
1,988	RCI Hospitality Holdings, Inc.	113,236
71,224	Red Rock Resorts, Inc., Class A	2,801,240

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
1,972	Shake Shack, Inc., Class A*	$ 101,479

		9,401,085

Household Durables – 1.2%
1,025	Cavco Industries, Inc.*	264,235
17,112	Dream Finders Homes, Inc., Class A*(a)	222,456
36,615	Green Brick Partners, Inc.*	981,282
7,625	Installed Building Products, Inc.	773,327
9,330	KB Home	304,531
3,686	LGI Homes, Inc.*	415,781
38,803	M/I Homes, Inc.*	1,785,326
1,407	Meritage Homes Corp.*	124,238
10,300	Skyline Champion Corp.*	651,990
6,236	Tri Pointe Homes, Inc.*	115,491

		5,638,657

Household Products – 0.6%
35,432	Energizer Holdings, Inc.	1,046,307
8,992	WD-40 Co.	1,594,911

		2,641,218

Independent Power and Renewable Electricity Producers – 0.2%
31,922	Montauk Renewables, Inc.*(a)	382,106
23,532	Sunnova Energy International, Inc.*	612,303

		994,409

Insurance – 4.6%
65,843	American Equity Investment Life Holding Co.	2,473,063
49,381	AMERISAFE, Inc.	2,249,798
65,820	Argo Group International Holdings Ltd.	2,158,238
55,576	BRP Group, Inc., Class A*	1,532,230
42,673	CNO Financial Group, Inc.	800,119
3,284	Crawford & Co., Class A	23,809
56,410	Employers Holdings, Inc.	2,240,041
367,527	Genworth Financial, Inc., Class A*	1,561,990
30,360	Goosehead Insurance, Inc., Class A	1,706,535
2,890	Kinsale Capital Group, Inc.	702,877
1,889	National Western Life Group, Inc., Class A	381,578
27,924	Palomar Holdings, Inc.*	1,741,620
32,615	ProAssurance Corp.	721,770
50,232	Stewart Information Services Corp.	2,745,179

		21,038,847

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 1.2%
41,293	Bumble, Inc., Class A*	$ 1,565,830
64,018	Cargurus, Inc.*	1,554,997
40,191	DHI Group, Inc.*	196,534
50,697	Eventbrite, Inc., Class A*	474,524
66,750	Vimeo, Inc.*	371,130
65,090	ZipRecruiter, Inc., Class A*	1,141,028

		5,304,043

Internet & Direct Marketing Retail – 0.6%
57,832	aka Brands Holding Corp.*	108,724
63,261	CarParts.com, Inc.*	504,823
8,347	Liquidity Services, Inc.*	168,025
13,981	PetMed Express, Inc.(a)	305,066
76,303	Poshmark, Inc., Class A*	823,309
47,081	RealReal, Inc. (The)*	109,699
32,373	Revolve Group, Inc.*	916,803

		2,936,449

IT Services – 3.2%
11,783	BigCommerce Holdings, Inc.Series 1*	184,404
40,193	Brightcove, Inc.*	239,148
13,057	Cass Information Systems, Inc.	476,058
46,182	Conduent, Inc.*	215,208
35,072	EVERTEC, Inc. (Puerto Rico)	1,367,457
15,449	Evo Payments, Inc., Class A*	422,376
17,640	ExlService Holdings, Inc.*	2,970,047
25,744	Hackett Group, Inc. (The)	539,852
22,767	I3 Verticals, Inc., Class A*	617,669
32,161	Marqeta, Inc., Class A*	308,424
34,803	Maximus, Inc.	2,326,581
31,226	Perficient, Inc.*	3,294,967
111,271	Rackspace Technology, Inc.*	749,966
76,147	Unisys Corp.*	1,044,737

		14,756,894

Leisure Products – 0.1%
34,384	Latham Group, Inc.*	188,768
24,053	Smith & Wesson Brands, Inc.	349,971

		538,739

Life Sciences Tools & Services – 1.2%
24,735	AbCellera Biologics, Inc. (Canada) *	248,339
32,653	Adaptive Biotechnologies Corp.*	299,101

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
87,264	Codexis, Inc.*	$ 598,631
19,070	Inotiv, Inc.*	356,228
22,954	Medpace Holdings, Inc.*	3,891,392
10,040	Pacific Biosciences of California, Inc.*(a)	43,875

		5,437,566

Machinery – 2.1%
18,307	Columbus McKinnon Corp.	605,962
14,346	Douglas Dynamics, Inc.	457,063
5,812	Energy Recovery, Inc.*	129,201
4,151	John Bean Technologies Corp.	466,199
64,146	Kennametal, Inc.	1,722,320
82,786	Microvast Holdings, Inc.*	219,383
4,470	Miller Industries, Inc.	107,414
55,397	Mueller Industries, Inc.	3,729,880
18,716	Nikola Corp.*(a)	116,413
16,266	Terex Corp.	545,074
28,488	Titan International, Inc.*	477,459
51,798	Wabash National Corp.	935,472

		9,511,840

Marine – 1.5%
125,197	Costamare, Inc. (Monaco)	1,468,561
19,279	Eagle Bulk Shipping, Inc.	1,020,437
28,589	Genco Shipping & Trading Ltd.	551,196
24,463	Matson, Inc.	2,242,523
391,780	Safe Bulkers, Inc. (Greece)	1,512,271

		6,794,988

Media – 1.3%
113,287	Clear Channel Outdoor Holdings, Inc.*	175,595
1,248	Daily Journal Corp.*	337,334
102,806	EW Scripps Co. (The), Class A*	1,466,014
41,883	PubMatic, Inc., Class A*	694,839
34,837	Scholastic Corp.	1,639,778
20,613	TechTarget, Inc.*	1,343,761
26,139	WideOpenWest, Inc.*	480,435

		6,137,756

Metals & Mining – 2.1%
27,385	5E Advanced Materials, Inc.*	445,828
20,496	Alpha Metallurgical Resources, Inc.	2,803,033
73,707	Century Aluminum Co.*	581,548

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
24,354	Novagold Resources, Inc. (Canada) *	$ 118,847
15,612	Piedmont Lithium, Inc.*	705,818
62,135	Ramaco Resources, Inc.	729,465
35,375	Ryerson Holding Corp.	969,275
109,959	SunCoke Energy, Inc.	813,697
80,462	Warrior Met Coal, Inc.	2,569,152

		9,736,663

Mortgage Real Estate Investment Trusts (REITs) – 1.6%
19,836	Arbor Realty Trust, Inc. REIT	329,674
34,302	BrightSpire Capital, Inc. REIT	303,230
254,253	Chimera Investment Corp. REIT	2,662,029
14,324	Claros Mortgage Trust, Inc.	274,448
19,361	Dynex Capital, Inc. REIT	325,265
19,185	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	692,387
44,342	Nexpoint Real Estate Finance, Inc. REIT	935,616
3,800	PennyMac Mortgage Investment Trust REIT	58,368
108,737	TPG RE Finance Trust, Inc. REIT	1,179,796
81,457	Two Harbors Investment Corp. REIT	438,239

		7,199,052

Multi-Utilities – 0.1%
11,798	Avista Corp.	498,583

Oil, Gas & Consumable Fuels – 4.4%
11,527	Callon Petroleum Co.*	530,703
106,516	Centennial Resource Development, Inc., Class A*	709,397
8,487	Civitas Resources, Inc.	500,394
24,863	CNX Resources Corp.*	429,384
13,808	Comstock Resources, Inc.*	219,962
39,473	Delek US Holdings, Inc.	1,052,350
18,136	Dorian LPG Ltd.	292,352
174,224	Equitrans Midstream Corp.	1,367,658
30,714	Frontline Ltd. (Norway) *	294,547
77,114	Golar LNG Ltd. (Cameroon) *	1,725,040
159,520	Kosmos Energy Ltd. (Ghana) *	1,011,357
100,818	Magnolia Oil & Gas Corp., Class A	2,432,738
10,356	Matador Resources Co.	598,370
53,381	Murphy Oil Corp.	1,875,808
25,986	PBF Energy, Inc., Class A*	866,633
2,820	REX American Resources Corp.*	269,197

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
34,331	SandRidge Energy, Inc.*	$ 643,020
38,139	Scorpio Tankers, Inc. (Monaco)	1,472,547
75,922	SM Energy Co.	3,134,060
51,531	Teekay Corp. (Bermuda) *	161,807
123,193	Tellurian, Inc.*	458,278

		20,045,602

Personal Products – 0.1%
12,859	BellRing Brands, Inc.*	310,416

Pharmaceuticals – 2.1%
12,390	Aerie Pharmaceuticals, Inc.*	86,854
148,669	Amneal Pharmaceuticals, Inc.*	526,288
50,537	Amphastar Pharmaceuticals, Inc.*	1,889,578
36,969	Arvinas, Inc.*	1,963,424
3,270	Axsome Therapeutics, Inc.*	126,189
75,188	Endo International PLC*	39,865
4,381	Harmony Biosciences Holdings, Inc.*	222,248
17,869	Intra-Cellular Therapies, Inc.*	967,070
27,896	NGM Biopharmaceuticals, Inc.*	403,934
5,660	Phathom Pharmaceuticals, Inc.*	52,129
107,970	Phibro Animal Health Corp., Class A	2,112,973
16,100	Prestige Consumer Healthcare, Inc.*	970,991
32,005	Tricida, Inc.*	293,166

		9,654,709

Professional Services – 0.4%
12,423	Forrester Research, Inc.*	577,545
5,007	Franklin Covey Co.*	262,016
3,167	Insperity, Inc.	347,547
5,594	Red Violet, Inc.*(a)	132,018
7,821	TriNet Group, Inc.*	645,233

		1,964,359

Real Estate Management & Development – 0.7%
76,889	Newmark Group, Inc., Class A	876,535
51,162	St. Joe Co. (The)	2,149,827

		3,026,362

Road & Rail – 0.7%
2,350	ArcBest Corp.	208,210
3,470	Covenant Logistics Group, Inc.	116,141
38,889	Heartland Express, Inc.	617,557

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
54,628	Marten Transport Ltd.	$ 1,177,780
5,278	Saia, Inc.*	1,255,372

		3,375,060

Semiconductors & Semiconductor Equipment – 3.5%
3,734	Ambarella, Inc.*	323,178
39,799	Axcelis Technologies, Inc.*	2,799,063
17,936	Cohu, Inc.*	512,611
4,407	CyberOptics Corp.*	179,233
38,965	Diodes, Inc.*	3,170,582
23,111	FormFactor, Inc.*	821,827
6,525	Kulicke & Soffa Industries, Inc. (Singapore)	313,983
60,041	MaxLinear, Inc.*	2,426,257
41,298	Power Integrations, Inc.	3,510,743
22,769	Semtech Corp.*	1,419,192
6,446	Ultra Clean Holdings, Inc.*	216,585
25,106	Veeco Instruments, Inc.*	547,311

		16,240,565

Software – 4.9%
61,492	A10 Networks, Inc.	916,846
22,072	ACI Worldwide, Inc.*	629,714
7,285	Alarm.com Holdings, Inc.*	515,559
20,291	Altair Engineering, Inc., Class A*	1,195,343
45,312	American Software, Inc., Class A	810,178
34,029	Amplitude, Inc., Class A*(a)	502,949
8,943	Asana, Inc., Class A*	172,779
19,620	Cleanspark, Inc.*	78,284
100,209	Clear Secure, Inc., Class A*	2,537,292
48,592	CommVault Systems, Inc.*	2,725,525
1,274	Domo, Inc., Class B*	35,685
151,880	E2open Parent Holdings, Inc.*	1,025,190
9,486	Ebix, Inc.	224,439
13,582	Envestnet, Inc.*	791,423
4,447	Instructure Holdings, Inc.*	108,685
42,447	LiveRamp Holdings, Inc.*	1,129,515
981	MicroStrategy, Inc., Class A*(a)	280,625
12,163	Q2 Holdings, Inc.*	533,956
2,110	Qualys, Inc.*	258,095
36,773	Rapid7, Inc.*	2,352,369
49,705	Rimini Street, Inc.*	348,929
7,380	Sapiens International Corp. NV (Israel)	194,168
3,200	SecureWorks Corp., Class A*	31,776

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
4,064	Sprout Social, Inc., Class A*	$ 211,734
17,224	SPS Commerce, Inc.*	2,062,746
31,315	Telos Corp.*	248,641
11,807	Tenable Holdings, Inc.*	456,340
22,087	Varonis Systems, Inc.*	561,672
106,097	Yext, Inc.*	464,705
39,365	Zeta Global Holdings Corp., Class A*	210,603
88,210	Zuora, Inc., Class A*	750,667

		22,366,432

Specialty Retail – 3.6%
18,310	Aaron’s Co., Inc. (The)	238,396
31,073	Arko Corp.	283,696
11,554	Asbury Automotive Group, Inc.*	1,983,129
16,874	Boot Barn Holdings, Inc.*	1,051,250
33,973	Buckle, Inc. (The)	1,025,985
27,207	Build-A-Bear Workshop, Inc.	434,496
88,619	EVgo, Inc.*(a)	794,912
18,731	Group 1 Automotive, Inc.	3,313,889
4,463	MarineMax, Inc.*	182,269
14,483	Murphy USA, Inc.	4,118,386
24,712	Rent-A-Center, Inc.	581,473
21,252	Sally Beauty Holdings, Inc.*	271,601
41,305	Sonic Automotive, Inc., Class A	1,728,614
4,512	TravelCenters of America, Inc.*	188,241
40,567	Volta, Inc.*(a)	74,643
29,160	Warby Parker, Inc., Class A*(a)	361,292

		16,632,272

Technology Hardware, Storage & Peripherals – 0.2%
13,082	Super Micro Computer, Inc.*	706,559

Textiles, Apparel & Luxury Goods – 0.1%
14,313	Allbirds, Inc., Class A*	73,569
14,231	Movado Group, Inc.	483,569

		557,138

Thrifts & Mortgage Finance – 1.1%
194,717	Capitol Federal Financial, Inc.	1,867,336
10,527	Essent Group Ltd.	439,608
3,912	Home Bancorp, Inc.	147,365
51,724	Merchants Bancorp	1,368,617

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
42,124	TrustCo Bank Corp.	$ 1,413,681

		5,236,607

Trading Companies & Distributors – 2.0%
25,988	Applied Industrial Technologies, Inc.	2,614,133
10,690	GMS, Inc.*	567,318
57,280	H&E Equipment Services, Inc.	2,047,760
18,171	Hudson Technologies, Inc.*	161,904
2,426	McGrath RentCorp	204,657
109,621	MRC Global, Inc.*	1,273,796
49,152	NOW, Inc.*	543,621
6,942	Rush Enterprises, Inc., Class A	334,535
41,809	Titan Machinery, Inc.*	1,176,087

		8,923,811

Water Utilities – 0.1%
2,432	American States Water Co.	211,997

TOTAL COMMON STOCKS (Cost $441,539,391)		$454,276,252

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $441,539,391)		$454,276,252

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,747,207	2.062%	$ 7,747,207
(Cost $7,747,207)

TOTAL INVESTMENTS – 100.7% (Cost $449,286,598)		$462,023,459

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(3,030,996)

NET ASSETS – 100.0%		$458,992,463

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Less than 0.05%

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 0.0%(a)
2,305	Virgin Galactic Holdings, Inc.*	$ 17,149

Air Freight & Logistics – 0.7%
9,951	Forward Air Corp.	1,044,158

Airlines – 0.1%
13,928	Joby Aviation, Inc.*	77,161

Auto Components – 0.5%
901	Dorman Products, Inc.*	91,082
5,101	Holley, Inc.*	40,757
1,490	LCI Industries	201,284
34,487	Luminar Technologies, Inc.*(b)	233,132
912	Visteon Corp.*	116,353

		682,608

Automobiles – 0.1%
11,986	Fisker, Inc.*(b)	114,826

Banks – 2.1%
5,305	Columbia Banking System, Inc.	160,052
5,366	Esquire Financial Holdings, Inc.	194,356
31,077	First Financial Bankshares, Inc.	1,372,982
1,094	Guaranty Bancshares, Inc.	40,883
46,538	Hope Bancorp, Inc.	699,932
3,635	Lakeland Financial Corp.	282,803
833	Metrocity Bankshares, Inc.	17,251
2,393	Silvergate Capital Corp., Class A*	223,243

		2,991,502

Beverages – 0.8%
2,019	Coca-Cola Consolidated, Inc.	1,035,747
1,347	National Beverage Corp.	72,980

		1,108,727

Biotechnology – 8.6%
26,568	ACADIA Pharmaceuticals, Inc.*	390,284
10,227	Affimed NV (Germany) *	28,942
24,100	Alector, Inc.*	246,302
47,029	Alkermes PLC*	1,203,942
56,067	Amicus Therapeutics, Inc.*	558,427
1,571	Anavex Life Sciences Corp.*	16,119
7,821	Apellis Pharmaceuticals, Inc.*	440,166
1,455	Arcturus Therapeutics Holdings, Inc.*	25,535

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
2,909	Arcus Biosciences, Inc.*	$ 77,350
17,658	Arrowhead Pharmaceuticals, Inc.*	750,995
46,029	Aurinia Pharmaceuticals, Inc. (Canada) *	376,517
10,280	Beam Therapeutics, Inc.*(b)	647,434
9,111	BioCryst Pharmaceuticals, Inc.*	100,403
919	Biohaven Pharmaceutical Holding Co. Ltd.*	134,192
10,399	Blueprint Medicines Corp.*	530,973
4,277	Bridgebio Pharma, Inc.*	37,039
5,663	CareDx, Inc.*	134,723
21,422	Catalyst Pharmaceuticals, Inc.*	219,361
1,867	ChemoCentryx, Inc.*	44,099
9,988	Denali Therapeutics, Inc.*	339,792
17,600	Dynavax Technologies Corp.*	253,088
8,183	Eagle Pharmaceuticals, Inc.*	324,865
21,377	Fate Therapeutics, Inc.*	652,640
9,336	Global Blood Therapeutics, Inc.*	305,474
30,925	Gossamer Bio, Inc.*	347,288
6,683	Halozyme Therapeutics, Inc.*	326,799
63,635	Heron Therapeutics, Inc.*	176,905
7,695	IGM Biosciences, Inc.*	123,966
16,304	Insmed, Inc.*	360,645
2,384	Intellia Therapeutics, Inc.*	154,388
13,608	Intercept Pharmaceuticals, Inc.*(b)	173,638
24,212	IVERIC bio, Inc.*	258,826
25,632	KalVista Pharmaceuticals, Inc.*	316,555
1,986	Karuna Therapeutics, Inc.*	258,677
6,856	Karyopharm Therapeutics, Inc.*	29,138
6,454	Keros Therapeutics, Inc.*	207,044
63,743	Organogenesis Holdings, Inc.*	365,885
31,928	Point Biopharma Global, Inc.*	234,352
22,956	Precigen, Inc.*	36,041
8,871	Prothena Corp. PLC (Ireland) *	275,533
9,602	PTC Therapeutics, Inc.*	418,167
35,942	Seres Therapeutics, Inc.*	147,722
3,619	Vericel Corp.*	117,762
54,561	VistaGen Therapeutics, Inc.*	7,808
2,840	Zentalis Pharmaceuticals, Inc.*	82,928

		12,258,729

Building Products – 1.4%
7,587	CSW Industrials, Inc.	906,419
23,630	Janus International Group, Inc.*	240,317
4,357	PGT Innovations, Inc.*	95,418

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
8,012	UFP Industries, Inc.	$ 738,787

		1,980,941

Capital Markets – 1.0%
12,614	Brightsphere Investment Group, Inc.	238,531
9,116	Focus Financial Partners, Inc., Class A*	368,560
2,701	Hamilton Lane, Inc., Class A	204,114
5,312	Houlihan Lokey, Inc.	449,183
7,191	Open Lending Corp., Class A*	74,499
1,121	Pzena Investment Management, Inc., Class A	10,571
924	Victory Capital Holdings, Inc., Class A	25,567

		1,371,025

Chemicals – 2.8%
10,068	American Vanguard Corp.	235,692
6,599	Balchem Corp.	895,880
65,617	Diversey Holdings Ltd.*	491,471
8,244	Ingevity Corp.*	553,172
1,799	Innospec, Inc.	183,498
333	Intrepid Potash, Inc.*	15,185
1,954	Kronos Worldwide, Inc.	34,332
39,653	LSB Industries, Inc.*	547,608
12,727	Sensient Technologies Corp.	1,094,268

		4,051,106

Commercial Services & Supplies – 0.3%
10,825	ACV Auctions, Inc., Class A*	79,997
6,520	Heritage-Crystal Clean, Inc.*	218,811
33,132	Pitney Bowes, Inc.	108,342

		407,150

Communications Equipment – 0.4%
4,140	Clearfield, Inc.*	407,997
12,497	Harmonic, Inc.*	136,467

		544,464

Construction & Engineering – 1.9%
5,640	Comfort Systems USA, Inc.	595,923
5,940	Construction Partners, Inc., Class A*	141,253
8,962	Dycom Industries, Inc.*	924,520
18,086	Fluor Corp.*	459,565
1,753	MYR Group, Inc.*	166,938
2,821	NV5 Global, Inc.*	382,528

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
2,027	Sterling Infrastructure, Inc.*	$ 52,114

		2,722,841

Consumer Finance – 0.1%
6,433	NerdWallet, Inc., Class A*(b)	55,838
3,581	Regional Management Corp.	146,821

		202,659

Diversified Consumer Services – 1.5%
8,168	Carriage Services, Inc.	296,335
6,414	Duolingo, Inc.*(b)	588,485
3,625	European Wax Center, Inc., Class A	75,835
24,169	Stride, Inc.*	1,079,871
9,835	Universal Technical Institute, Inc.*	79,073

		2,119,599

Diversified Telecommunication Services – 0.6%
120,765	Globalstar, Inc.*	169,071
14,541	Iridium Communications, Inc.*	650,128
7,077	Ooma, Inc.*	84,429
4,802	Starry Group Holdings, Inc., Class A*	15,366

		918,994

Electrical Equipment – 2.3%
9,379	Atkore, Inc.*	931,053
13,373	Bloom Energy Corp., Class A*	270,536
6,960	Encore Wire Corp.	963,751
27,227	FTC Solar, Inc.*	136,680
6,945	GrafTech International Ltd.	53,476
26,756	Shoals Technologies Group, Inc., Class A*	632,244
3,879	Vicor Corp.*	283,012

		3,270,752

Electronic Equipment, Instruments & Components – 2.1%
5,824	Badger Meter, Inc.	560,211
6,039	CTS Corp.	245,666
13,225	ePlus, Inc.*	734,913
13,216	Fabrinet (Thailand) *	1,269,529
5,144	Lightwave Logic, Inc.*	54,886
3,659	MicroVision, Inc.*	18,844
569	Novanta, Inc.*	87,740

		2,971,789

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 1.4%
11,127	Cactus, Inc., Class A	$ 462,772
1,884	ChampionX Corp.	39,357
31,382	Liberty Energy, Inc.*	445,624
375	Nabors Industries Ltd.*	53,434
31,505	NexTier Oilfield Solutions, Inc.*	314,105
68,563	RPC, Inc.*	559,474
24,707	TETRA Technologies, Inc.*	108,216

		1,982,982

Entertainment – 0.7%
41,176	Cinemark Holdings, Inc.*	754,756
12,004	IMAX Corp.*	201,787

		956,543

Equity Real Estate Investment Trusts (REITs) – 2.0%
2,017	Chatham Lodging Trust REIT*	24,527
14,724	NexPoint Residential Trust, Inc. REIT	979,735
60,219	Outfront Media, Inc. REIT	1,111,643
1,915	RLJ Lodging Trust REIT	23,918
4,468	Saul Centers, Inc. REIT	233,587
7,629	Tanger Factory Outlet Centers, Inc. REIT	124,124
7,841	Universal Health Realty Income Trust REIT	422,630

		2,920,164

Food & Staples Retailing – 0.3%
8,842	Chefs’ Warehouse, Inc. (The)*	306,022
4,523	Natural Grocers by Vitamin Cottage, Inc.	74,991

		381,013

Food Products – 0.9%
4,898	Beyond Meat, Inc.*(b)	156,687
2,098	BRC, Inc., Class A*	19,700
11,029	Cal-Maine Foods, Inc.	563,692
1,364	J & J Snack Foods Corp.	184,836
1,612	Lancaster Colony Corp.	213,396
2,665	Tootsie Roll Industries, Inc.	93,595

		1,231,906

Health Care Equipment & Supplies – 7.3%
12,041	Artivion, Inc.*	236,004
1,690	AtriCure, Inc.*	83,503
10,392	Axonics, Inc.*	674,129
5,210	Cardiovascular Systems, Inc.*	80,286
71,673	Cerus Corp.*	387,034

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6,842	Glaukos Corp.*	$ 368,442
6,006	Inari Medical, Inc.*	465,945
6,491	Inspire Medical Systems, Inc.*	1,356,554
6,387	iRadimed Corp.	269,851
2,163	iRhythm Technologies, Inc.*	334,465
6,475	Lantheus Holdings, Inc.*	496,762
16,760	LeMaitre Vascular, Inc.	843,866
6,956	LivaNova PLC*	442,888
8,216	Merit Medical Systems, Inc.*	472,256
41,915	Neogen Corp.*(b)	969,494
397	Omnicell, Inc.*	43,718
14,867	Pulmonx Corp.*	253,334
6,452	Shockwave Medical, Inc.*	1,360,920
2,344	STAAR Surgical Co.*	189,161
16,061	Surmodics, Inc.*	558,923
1,833	TransMedics Group, Inc.*	74,016
4,507	Utah Medical Products, Inc.	411,669

		10,373,220

Health Care Providers & Services – 2.8%
4,822	AirSculpt Technologies, Inc.*	37,467
11,577	AMN Healthcare Services, Inc.*	1,301,718
3,501	Apollo Medical Holdings, Inc.*	185,658
98,142	Cano Health, Inc.*	597,685
2,590	CorVel Corp.*	427,065
3,142	Ensign Group, Inc. (The)	250,386
1,706	Joint Corp. (The)*	29,172
5,401	National Research Corp.	204,698
12,861	Option Care Health, Inc.*	432,130
12,115	Patterson Cos., Inc.	376,292
9,497	Pennant Group, Inc. (The)*	126,690
5,413	PetIQ, Inc.*	88,773

		4,057,734

Health Care Technology – 1.1%
14,412	Evolent Health, Inc., Class A*	489,864
21,327	Nutex Health, Inc.*(b)	56,303
21,905	Schrodinger, Inc.*	685,627
5,506	Simulations Plus, Inc.	353,210

		1,585,004

Hotels, Restaurants & Leisure – 2.8%
291	Biglari Holdings, Inc., Class B*	34,981
11,501	Chuy’s Holdings, Inc.*	255,667

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
18,302	Dave & Buster’s Entertainment, Inc.*	$ 683,763
26,873	Hilton Grand Vacations, Inc.*	1,095,612
3,692	Kura Sushi USA, Inc., Class A*	311,752
16,899	ONE Group Hospitality, Inc. (The)*	141,783
619	Papa John’s International, Inc.	59,356
1,603	RCI Hospitality Holdings, Inc.	91,307
19,224	Red Rock Resorts, Inc., Class A	756,080
2,924	Shake Shack, Inc., Class A*	150,469
4,248	Texas Roadhouse, Inc.	370,511

		3,951,281

Household Durables – 1.2%
1,350	Cavco Industries, Inc.*	348,017
5,167	Dream Finders Homes, Inc., Class A*	67,171
5,423	Installed Building Products, Inc.	550,001
994	iRobot Corp.*	45,734
9,550	Skyline Champion Corp.*	604,515
4,477	Sonos, Inc.*	98,986

		1,714,424

Household Products – 0.7%
24,038	Energizer Holdings, Inc.	709,842
1,360	WD-40 Co.	241,223

		951,065

Independent Power and Renewable Electricity Producers – 0.2%
24,406	Montauk Renewables, Inc.*(b)	292,140

Insurance – 2.5%
3,202	AMERISAFE, Inc.	145,883
32,260	BRP Group, Inc., Class A*	889,408
9,137	Goosehead Insurance, Inc., Class A	513,591
3,271	Kinsale Capital Group, Inc.	795,540
14,598	Palomar Holdings, Inc.*	910,477
5,075	Stewart Information Services Corp.	277,349

		3,532,248

Interactive Media & Services – 1.1%
25,463	Cargurus, Inc.*	618,496
27,279	DHI Group, Inc.*	133,394
13,382	Eventbrite, Inc., Class A*	125,256
17,879	Vimeo, Inc.*	99,407

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
36,033	ZipRecruiter, Inc., Class A*	$ 631,659

		1,608,212

Internet & Direct Marketing Retail – 0.4%
7,130	aka Brands Holding Corp.*	13,404
25,250	CarParts.com, Inc.*	201,495
2,442	Lulu’s Fashion Lounge Holdings, Inc.*	13,675
4,949	PetMed Express, Inc.(b)	107,987
9,699	Revolve Group, Inc.*	274,676

		611,237

IT Services – 5.1%
9,818	BigCommerce Holdings, Inc.Series 1*	153,652
17,865	Brightcove, Inc.*	106,297
21,810	EVERTEC, Inc. (Puerto Rico)	850,372
4,088	Evo Payments, Inc., Class A*	111,766
9,444	ExlService Holdings, Inc.*	1,590,086
21,070	Hackett Group, Inc. (The)	441,838
22,419	I3 Verticals, Inc., Class A*	608,227
37,070	Marqeta, Inc., Class A*	355,501
17,216	Maximus, Inc.	1,150,890
12,750	Perficient, Inc.*	1,345,380
2,222	Tucows, Inc., Class A*(b)	102,812
30,591	Unisys Corp.*	419,708

		7,236,529

Leisure Products – 0.3%
34,620	Latham Group, Inc.*	190,064
2,260	Malibu Boats, Inc., Class A*	141,137
1,347	MasterCraft Boat Holdings, Inc.*	31,910
988	Sturm Ruger & Co., Inc.	65,337

		428,448

Life Sciences Tools & Services – 1.2%
38,270	Codexis, Inc.*	262,532
8,667	Medpace Holdings, Inc.*	1,469,317

		1,731,849

Machinery – 3.1%
24,964	Douglas Dynamics, Inc.	795,353
13,558	Energy Recovery, Inc.*	301,394
6,060	Evoqua Water Technologies Corp.*	230,947
2,664	Helios Technologies, Inc.	183,336
5,321	John Bean Technologies Corp.	597,602

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,272	Lindsay Corp.	$ 195,837
16,347	Mueller Industries, Inc.	1,100,644
20,646	Nikola Corp.*(b)	128,418
1,749	Omega Flex, Inc.	201,118
3,010	Shyft Group, Inc. (The)	78,079
15,742	Titan International, Inc.*	263,836
18,035	Wabash National Corp.	325,712

		4,402,276

Marine – 0.2%
78,897	Safe Bulkers, Inc. (Greece)	304,542

Media – 1.0%
1,939	Daily Journal Corp.*	524,112
3,017	EW Scripps Co. (The), Class A*	43,022
15,690	PubMatic, Inc., Class A*	260,297
9,287	TechTarget, Inc.*	605,420

		1,432,851

Metals & Mining – 1.9%
11,321	5E Advanced Materials, Inc.*	184,306
7,761	Alpha Metallurgical Resources, Inc.	1,061,394
20,391	Century Aluminum Co.*	160,885
2,500	Dakota Gold Corp.*	11,175
42,595	Novagold Resources, Inc. (Canada) *	207,864
282	Piedmont Lithium, Inc.*	12,749
32,276	Ramaco Resources, Inc.	378,920
8,274	Ryerson Holding Corp.	226,708
14,658	Warrior Met Coal, Inc.	468,030

		2,712,031

Mortgage Real Estate Investment Trusts (REITs) – 0.0%(a)
3,219	Nexpoint Real Estate Finance, Inc. REIT	67,921

Multiline Retail – 0.0%(a)
173	Dillard’s, Inc., Class A	39,332

Oil, Gas & Consumable Fuels – 4.6%
3,212	Brigham Minerals, Inc., Class A	85,279
7,883	Callon Petroleum Co.*	362,933
13,832	Comstock Resources, Inc.*	220,344
170	CONSOL Energy, Inc.*	10,424
988	CVR Energy, Inc.	33,138
24,049	Delek US Holdings, Inc.	641,146

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,641	Energy Fuels, Inc.*	$ 17,721
1,560	Golar LNG Ltd. (Cameroon) *	34,897
78,652	Kosmos Energy Ltd. (Ghana) *	498,654
53,676	Magnolia Oil & Gas Corp., Class A	1,295,202
16,451	Matador Resources Co.	950,539
19,568	Par Pacific Holdings, Inc.*	322,872
270	PBF Energy, Inc., Class A*	9,004
21,482	SandRidge Energy, Inc.*	402,358
1,569	SilverBow Resources, Inc.*	70,903
28,630	SM Energy Co.	1,181,846
91,182	Tellurian, Inc.*	339,197
20,707	VAALCO Energy, Inc.	122,793

		6,599,250

Personal Products – 0.4%
21,561	BellRing Brands, Inc.*	520,483
2,459	elf Beauty, Inc.*	82,450
2,776	Thorne HealthTech, Inc.*	14,407

		617,340

Pharmaceuticals – 2.5%
13,199	Aerie Pharmaceuticals, Inc.*	92,525
90,277	Amneal Pharmaceuticals, Inc.*	319,581
12,579	Amphastar Pharmaceuticals, Inc.*	470,329
14,605	Arvinas, Inc.*	775,671
3,833	Axsome Therapeutics, Inc.*	147,915
2,616	Cassava Sciences, Inc.*(b)	42,719
4,819	Harmony Biosciences Holdings, Inc.*	244,468
12,877	Intra-Cellular Therapies, Inc.*	696,903
5,219	Phathom Pharmaceuticals, Inc.*	48,067
37,873	Phibro Animal Health Corp., Class A	741,175

		3,579,353

Professional Services – 2.5%
6,188	Exponent, Inc.	621,832
7,936	Forrester Research, Inc.*	368,945
14,068	Franklin Covey Co.*	736,178
5,827	Insperity, Inc.	639,455
10,370	Red Violet, Inc.*(b)	244,732
11,074	TriNet Group, Inc.*	913,605

		3,524,747

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.7%
22,468	St. Joe Co. (The)	$ 944,105

Road & Rail – 1.2%
22,682	Marten Transport Ltd.	489,024
2,531	PAM Transportation Services, Inc.*	90,559
4,193	Saia, Inc.*	997,305
3,232	Universal Logistics Holdings, Inc.	97,122

		1,674,010

Semiconductors & Semiconductor Equipment – 6.1%
5,040	Ambarella, Inc.*	436,212
17,365	Axcelis Technologies, Inc.*	1,221,281
5,636	CyberOptics Corp.*	229,216
13,969	Diodes, Inc.*	1,136,658
18,368	FormFactor, Inc.*	653,166
4,636	Kulicke & Soffa Industries, Inc. (Singapore)	223,084
4,187	MACOM Technology Solutions Holdings, Inc.*	242,595
24,157	MaxLinear, Inc.*	976,184
7,413	PDF Solutions, Inc.*	200,003
17,648	Power Integrations, Inc.	1,500,257
16,899	Rockley Photonics Holdings Ltd.*	43,261
19,552	Semtech Corp.*	1,218,676
683	SiTime Corp.*	127,024
2,106	Synaptics, Inc.*	305,265
7,948	Veeco Instruments, Inc.*	173,266

		8,686,148

Software – 8.3%
16,222	A10 Networks, Inc.	241,870
14,350	ACI Worldwide, Inc.*	409,406
17,228	Alarm.com Holdings, Inc.*	1,219,226
11,622	Altair Engineering, Inc., Class A*	684,652
18,117	American Software, Inc., Class A	323,932
17,701	Amplitude, Inc., Class A*	261,621
2,806	Appian Corp.*	136,175
11,279	Asana, Inc., Class A*	217,910
39,767	Clear Secure, Inc., Class A*	1,006,900
17,004	CommVault Systems, Inc.*	953,754
1,213	Domo, Inc., Class B*	33,976
11,747	Envestnet, Inc.*	684,498
391	MicroStrategy, Inc., Class A*(b)	111,849
2,924	PagerDuty, Inc.*	75,819
8,000	Q2 Holdings, Inc.*	351,200
4,653	Qualys, Inc.*	569,155

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
14,959	Rapid7, Inc.*	$ 956,927
12,689	Rimini Street, Inc.*	89,077
1,274	Sapiens International Corp. NV (Israel)	33,519
7,204	Sprout Social, Inc., Class A*	375,328
9,493	SPS Commerce, Inc.*	1,136,882
28,326	Telos Corp.*	224,908
12,007	Tenable Holdings, Inc.*	464,071
16,381	Varonis Systems, Inc.*	416,569
2,347	Workiva, Inc.*	153,729
43,981	Yext, Inc.*	192,637
17,354	Zeta Global Holdings Corp., Class A*	92,844
48,300	Zuora, Inc., Class A*	411,033

		11,829,467

Specialty Retail – 3.2%
35,362	Arko Corp.	322,855
1,648	Asbury Automotive Group, Inc.*	282,863
11,638	Boot Barn Holdings, Inc.*	725,047
15,568	Buckle, Inc. (The)	470,154
9,519	Build-A-Bear Workshop, Inc.	152,018
658	Caleres, Inc.	16,332
1,426	Camping World Holdings, Inc., Class A	38,559
7,135	EVgo, Inc.*	64,001
793	Group 1 Automotive, Inc.	140,298
5,757	Murphy USA, Inc.	1,637,061
14,717	Rent-A-Center, Inc.	346,291
1,767	Sally Beauty Holdings, Inc.*	22,582
1,178	Sonic Automotive, Inc., Class A	49,299
18,003	Warby Parker, Inc., Class A*(b)	223,057

		4,490,417

Technology Hardware, Storage & Peripherals – 0.4%
10,038	Super Micro Computer, Inc.*	542,152

Textiles, Apparel & Luxury Goods – 0.0%(a)
209	Crocs, Inc.*	14,973

Thrifts & Mortgage Finance – 0.0%(a)
1,214	TrustCo Bank Corp.	40,742

Trading Companies & Distributors – 2.2%
12,620	Applied Industrial Technologies, Inc.	1,269,446
9,301	GMS, Inc.*	493,604
31,127	H&E Equipment Services, Inc.	1,112,790
20,232	Hudson Technologies, Inc.*	180,267

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
264	McGrath RentCorp	$ 22,271
1,216	MRC Global, Inc.*	14,130

		3,092,508

Water Utilities – 0.1%
2,082	Middlesex Water Co.	198,019

TOTAL COMMON STOCKS
(Cost $132,260,281)		$139,194,363

Shares	Dividend Rate	Value

Investment Company – 1.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,515,733	2.062%	$ 1,515,733
(Cost $1,515,733)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $133,776,014)		$140,710,096

Securities Lending Reinvestment Vehicle – 2.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,580,052	2.062%	$ 3,580,052
(Cost $3,580,052)

TOTAL INVESTMENTS – 101.3%
(Cost $137,356,066)		$144,290,148

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(1,861,281)

NET ASSETS – 100.0%		$142,428,867

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Less than 0.05%

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	26	09/16/22	$2,345,339	$105,551

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Aerospace & Defense – 1.2%
58,461	AAR Corp.*	$ 2,603,268
46,315	Maxar Technologies, Inc.	1,272,736
44,865	National Presto Industries, Inc.	3,194,388
88,036	Parsons Corp.*	3,805,796
86,439	V2X, Inc.*	2,873,233
27,170	Virgin Galactic Holdings, Inc.*	202,145

		13,951,566

Auto Components – 0.5%
63,575	Adient PLC*	2,147,563
272,495	Goodyear Tire & Rubber Co. (The)*	3,346,239

		5,493,802

Banks – 16.0%
81,550	1st Source Corp.	3,932,341
35,968	Amalgamated Financial Corp.	830,141
190,928	Ameris Bancorp	9,028,985
82,998	Associated Banc-Corp.	1,668,260
138,080	Atlantic Union Bankshares Corp.	4,776,187
107,725	Bancorp, Inc. (The)*	2,650,035
4,153	Bankwell Financial Group, Inc.	136,135
65,001	BayCom Corp.	1,273,370
15,784	BCB Bancorp, Inc.	304,000
117,752	Berkshire Hills Bancorp, Inc.	3,317,074
28,445	Business First Bancshares, Inc.	667,889
5,527	Byline Bancorp, Inc.	135,356
219,930	Cadence Bank	5,740,173
3,211	Camden National Corp.	146,743
26,315	Capital Bancorp, Inc.	657,612
28,213	Capital City Bank Group, Inc.	913,819
39,060	Capstar Financial Holdings, Inc.	820,651
254,250	Central Pacific Financial Corp.	6,020,640
26,069	Civista Bancshares, Inc.	564,655
263,139	Columbia Banking System, Inc.	7,938,904
111,679	Community Bank System, Inc.	7,519,347
39,125	Community Trust Bancorp, Inc.	1,695,286
84,531	CrossFirst Bankshares, Inc.*	1,159,765
20,914	Customers Bancorp, Inc.*	798,706
54,519	Eagle Bancorp, Inc.	2,673,067
96,213	Enterprise Financial Services Corp.	4,524,897
27,136	FB Financial Corp.	1,162,778

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
10,463	Financial Institutions, Inc.	$ 277,374
28,391	First Bancorp	1,075,451
121,391	First BanCorp. (Puerto Rico)	1,831,790
71,059	First Bancshares, Inc. (The)	2,060,711
288,132	First Commonwealth Financial Corp.	4,270,116
176,291	First Financial Bancorp	3,938,341
15,744	First Foundation, Inc.	327,790
5,213	FVCBankcorp, Inc.*	99,829
40,191	Great Southern Bancorp, Inc.	2,489,431
188,622	Hancock Whitney Corp.	9,206,640
293,408	Hanmi Financial Corp.	7,414,420
180,500	HarborOne Bancorp, Inc.	2,617,250
11,555	Heartland Financial USA, Inc.	518,819
23,906	HomeStreet, Inc.	891,455
44,787	HomeTrust Bancshares, Inc.	1,081,158
491,018	Hope Bancorp, Inc.	7,384,911
152,109	Independent Bank Corp.	3,191,247
203,087	International Bancshares Corp.	8,907,396
45,507	Lakeland Bancorp, Inc.	724,471
10,686	Macatawa Bank Corp.	99,380
8,950	Metrocity Bankshares, Inc.	185,354
6,423	Metropolitan Bank Holding Corp.*	445,628
16,005	National Bank Holdings Corp., Class A	666,128
30,523	Northeast Bank	1,214,815
244,959	OFG Bancorp (Puerto Rico)	6,729,024
127,322	Origin Bancorp, Inc.	5,483,759
24,872	PCB Bancorp	479,283
19,833	PCSB Financial Corp.	386,545
20,750	Professional Holding Corp., Class A*	465,837
2,640	Republic Bancorp, Inc., Class A	118,378
31,640	Sandy Spring Bancorp, Inc.	1,306,732
56,544	Sierra Bancorp	1,269,413
3,791	Silvergate Capital Corp., Class A*	353,662
9,849	Southern First Bancshares, Inc.*	440,743
32,699	Southside Bancshares, Inc.	1,305,998
13,063	Texas Capital Bancshares, Inc.*	765,753
15,736	Tompkins Financial Corp.	1,214,032
216,168	Towne Bank	6,456,938
254,066	Trustmark Corp.	8,249,523
54,449	UMB Financial Corp.	4,927,634
270,785	United Community Banks, Inc.	9,214,814

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
16,548	Unity Bancorp, Inc.	$ 463,675
28,561	Univest Financial Corp.	712,311
32,867	Veritex Holdings, Inc.	1,016,905

		183,337,680

Beverages – 0.1%
2,994	Coca-Cola Consolidated, Inc.	1,535,922

Biotechnology – 6.9%
139,740	2seventy bio, Inc.*	2,010,859
45,278	4D Molecular Therapeutics, Inc.*	425,613
41,385	ACADIA Pharmaceuticals, Inc.*	607,946
33,707	Adicet Bio, Inc.*	569,311
6,547	Agios Pharmaceuticals, Inc.*	141,219
25,765	Akero Therapeutics, Inc.*	263,834
76,100	Alkermes PLC*	1,948,160
98,452	Allogene Therapeutics, Inc.*	1,277,907
25,486	Allovir, Inc.*	116,981
63,843	ALX Oncology Holdings, Inc.*	618,000
91,368	Anika Therapeutics, Inc.*	2,134,356
202,178	Arcus Biosciences, Inc.*	5,375,913
30,039	Atara Biotherapeutics, Inc.*	91,018
115,677	Aurinia Pharmaceuticals, Inc. (Canada) *	946,238
51,730	Avidity Biosciences, Inc.*	842,682
76,299	BioCryst Pharmaceuticals, Inc.*	840,815
233,899	Bluebird Bio, Inc.*	947,291
35,100	C4 Therapeutics, Inc.*	338,364
21,748	Celldex Therapeutics, Inc.*	668,099
17,803	ChemoCentryx, Inc.*	420,507
94,862	Cogent Biosciences, Inc.*	1,052,020
192,785	CTI BioPharma Corp.*	1,260,814
96,454	Cullinan Oncology, Inc.*	1,303,093
98,966	Day One Biopharmaceuticals, Inc.*	1,695,288
60,476	Deciphera Pharmaceuticals, Inc.*	767,440
38,402	Design Therapeutics, Inc.*(a)	753,447
31,746	Editas Medicine, Inc.*	505,079
171,924	EQRx, Inc.*(a)	936,986
128,574	Erasca, Inc.*(a)	969,448
48,348	Fate Therapeutics, Inc.*	1,476,064
170,183	Generation Bio Co.*	1,085,768
19,069	Gossamer Bio, Inc.*	214,145

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
21,830	Ideaya Biosciences, Inc.*	$ 325,704
5,150	IGM Biosciences, Inc.*	82,966
137,620	Instil Bio, Inc.*(a)	776,177
99,527	Iovance Biotherapeutics, Inc.*	1,159,490
61,539	iTeos Therapeutics, Inc.*	1,505,244
47,457	IVERIC bio, Inc.*	507,315
147,931	KalVista Pharmaceuticals, Inc.*	1,826,948
250,705	Kezar Life Sciences, Inc.*	2,449,388
17,384	Kinnate Biopharma, Inc.*	186,009
121,465	Kodiak Sciences, Inc.*	1,208,577
118,022	Kronos Bio, Inc.*	495,692
221,044	Kura Oncology, Inc.*	3,384,184
12,833	Kymera Therapeutics, Inc.*	282,711
5,336	Ligand Pharmaceuticals, Inc.*	491,072
154,885	MacroGenics, Inc.*	484,790
404,102	MannKind Corp.*(a)	1,394,152
61,641	MeiraGTx Holdings PLC*	510,387
67,105	Mersana Therapeutics, Inc.*	340,222
89,079	Nkarta, Inc.*(a)	1,203,457
144,704	Nurix Therapeutics, Inc.*	2,309,476
6,903	Nuvalent, Inc., Class A*(a)	102,579
38,585	Organogenesis Holdings, Inc.*	221,478
58,674	PMV Pharmaceuticals, Inc.*	877,176
216,721	Praxis Precision Medicines, Inc.*	765,025
59,576	Protagonist Therapeutics, Inc.*	592,781
7,622	PTC Therapeutics, Inc.*	331,938
27,449	Replimune Group, Inc.*	529,217
74,956	REVOLUTION Medicines, Inc.*	1,693,256
34,832	Rocket Pharmaceuticals, Inc.*	505,064
78,619	Sage Therapeutics, Inc.*	2,705,280
194,889	Sana Biotechnology, Inc.*(a)	1,301,858
275,277	Sangamo Therapeutics, Inc.*	1,180,938
92,501	Sorrento Therapeutics, Inc.*	240,503
39,858	SpringWorks Therapeutics, Inc.*	1,190,957
15,493	Stoke Therapeutics, Inc.*	229,141
454,266	Sutro Biopharma, Inc.*	2,657,456
38,798	Syndax Pharmaceuticals, Inc.*	790,315
51,354	Tango Therapeutics, Inc.*	210,038
18,494	Travere Therapeutics, Inc.*	435,349
506,748	Vanda Pharmaceuticals, Inc.*	5,462,743
3,535	Veracyte, Inc.*	93,112

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
85,167	Vir Biotechnology, Inc.*	$ 2,368,494
28,852	Xencor, Inc.*	827,764

		78,841,128

Building Products – 0.1%
2,332	American Woodmark Corp.*	117,113
8,188	Gibraltar Industries, Inc.*	383,117
22,266	Quanex Building Products Corp.	547,966

		1,048,196

Capital Markets – 0.9%
32,048	AssetMark Financial Holdings, Inc.*	608,591
144,973	Oppenheimer Holdings, Inc., Class A	4,869,643
8,395	Piper Sandler Cos.	1,059,449
120,837	Victory Capital Holdings, Inc., Class A	3,343,560

		9,881,243

Chemicals – 1.7%
12,909	AdvanSix, Inc.	507,195
28,240	American Vanguard Corp.	661,098
15,108	Avient Corp.	651,910
193,763	FutureFuel Corp.	1,393,156
12,300	Innospec, Inc.	1,254,600
39,009	Intrepid Potash, Inc.*	1,778,810
80,682	LSB Industries, Inc.*	1,114,219
43,959	Mativ, Inc.	960,504
101,774	Minerals Technologies, Inc.	6,799,521
290,713	Tronox Holdings PLC, Class A	4,538,030

		19,659,043

Commercial Services & Supplies – 1.7%
229,462	ACV Auctions, Inc., Class A*	1,695,724
120,999	BrightView Holdings, Inc.*	1,589,927
188,792	Ennis, Inc.	4,125,105
181,286	Heritage-Crystal Clean, Inc.*	6,083,958
118,257	Matthews International Corp., Class A	3,305,283
16,034	UniFirst Corp.	3,140,901

		19,940,898

Communications Equipment – 0.7%
123,355	Harmonic, Inc.*	1,347,037

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
192,381	NetScout Systems, Inc.*	$ 6,844,916

		8,191,953

Construction & Engineering – 1.7%
112,760	Arcosa, Inc.	5,813,905
99,185	Argan, Inc.	3,685,715
268,749	Primoris Services Corp.	6,277,977
76,165	Sterling Infrastructure, Inc.*	1,958,202
144,336	Tutor Perini Corp.*	1,310,571

		19,046,370

Construction Materials – 0.5%
221,490	Summit Materials, Inc., Class A*	6,093,190

Consumer Finance – 1.3%
152,195	EZCORP, Inc., Class A*	1,223,648
71,651	FirstCash Holdings, Inc.	5,249,152
58,007	LendingClub Corp.*	803,397
36,917	Nelnet, Inc., Class A	3,510,438
96,108	Oportun Financial Corp.*	882,271
65,468	Regional Management Corp.	2,684,188
55,157	Sunlight Financial Holdings, Inc.*	209,597

		14,562,691

Containers & Packaging – 0.1%
52,087	Pactiv Evergreen, Inc.	532,329
5,579	TriMas Corp.	165,139

		697,468

Diversified Consumer Services – 0.4%
10,070	Duolingo, Inc.*(a)	923,922
6,463	Graham Holdings Co., Class B	3,842,189
1,885	Stride, Inc.*	84,222
42,646	Vivint Smart Home, Inc.*	203,848

		5,054,181

Diversified Financial Services – 0.4%
63,769	A-Mark Precious Metals, Inc.	1,932,200

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – (continued)
225,588	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	$ 3,124,394

		5,056,594

Diversified Telecommunication Services – 0.1%
49,494	Consolidated Communications Holdings, Inc.*	326,660
41,583	Liberty Latin America Ltd., Class A (Chile)*	306,467

		633,127

Electric Utilities – 0.0%(b)
5,117	MGE Energy, Inc.	416,421

Electrical Equipment – 1.2%
21,880	AZZ, Inc.	930,775
71,691	Encore Wire Corp.	9,927,053
50,512	Powell Industries, Inc.	1,210,267
117,819	Thermon Group Holdings, Inc.*	1,834,442

		13,902,537

Electronic Equipment, Instruments & Components – 2.8%
27,147	Belden, Inc.	1,756,954
53,732	CTS Corp.	2,185,818
113,072	ePlus, Inc.*	6,283,411
64,329	Evolv Technologies Holdings, Inc.*(a)	173,045
17,007	Itron, Inc.*	993,209
40,012	OSI Systems, Inc.*	3,867,960
77,675	PC Connection, Inc.	3,684,125
27,117	ScanSource, Inc.*	866,388
179,809	TTM Technologies, Inc.*	2,432,816
382,409	Vishay Intertechnology, Inc.	7,900,570
64,309	Vishay Precision Group, Inc.*	2,005,154

		32,149,450

Energy Equipment & Services – 0.9%
407,004	Helix Energy Solutions Group, Inc.*	1,644,296
24,154	National Energy Services Reunited Corp.*	170,286
92,834	Noble Corp.*	2,785,020
347,956	Oil States International, Inc.*	1,774,576
223,444	RPC, Inc.*	1,823,303
122,323	US Silica Holdings, Inc.*	1,691,727

		9,889,208

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.8%
110,436	Cinemark Holdings, Inc.*	$ 2,024,292
241,965	IMAX Corp.*	4,067,432
175,013	Marcus Corp. (The)*	2,875,463

		8,967,187

Equity Real Estate Investment Trusts (REITs) – 11.2%
346,102	Alexander & Baldwin, Inc. REIT	6,890,891
85,995	American Assets Trust, Inc. REIT	2,599,629
542,739	Apple Hospitality REIT, Inc. REIT	9,052,887
384,779	Armada Hoffler Properties, Inc. REIT	5,456,166
22,432	Brandywine Realty Trust REIT	209,739
39,507	Cedar Realty Trust, Inc. REIT	1,148,073
302,206	Chatham Lodging Trust REIT*	3,674,825
377,095	City Office REIT, Inc. REIT	5,317,039
429,133	DiamondRock Hospitality Co. REIT*	3,982,354
92,500	Diversified Healthcare Trust REIT	160,025
249,491	Empire State Realty Trust, Inc., Class A REIT	2,128,158
351,522	Essential Properties Realty Trust, Inc. REIT	8,478,711
402,600	Franklin Street Properties Corp. REIT	1,525,854
478,393	Global Medical REIT, Inc. REIT	5,826,827
18,632	Global Net Lease, Inc. REIT	281,157
248,798	Independence Realty Trust, Inc. REIT	5,523,316
89,558	Industrial Logistics Properties Trust REIT	898,267
142,732	LXP Industrial Trust REIT	1,565,770
250,865	Macerich Co. (The) REIT	2,661,678
56,801	NETSTREIT Corp. REIT	1,164,420
103,620	NexPoint Residential Trust, Inc. REIT	6,894,875
7,573	One Liberty Properties, Inc. REIT	210,151
194,236	Outfront Media, Inc. REIT	3,585,597
107,845	Pebblebrook Hotel Trust REIT	2,109,448
86,187	Physicians Realty Trust REIT	1,531,543
219,814	Piedmont Office Realty Trust, Inc., Class A REIT	3,024,641
613,034	RLJ Lodging Trust REIT	7,656,795
408,635	RPT Realty REIT	4,441,862
11,681	Service Properties Trust REIT	76,394
436,233	SITE Centers Corp. REIT	6,373,364
343,995	STAG Industrial, Inc. REIT	11,276,156
158,890	Terreno Realty Corp. REIT	9,954,458
11,787	Uniti Group, Inc. REIT	117,516
51,545	Urstadt Biddle Properties, Inc., Class A REIT	948,428

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
74,358	Xenia Hotels & Resorts, Inc. REIT*	$ 1,220,958

		127,967,972

Food & Staples Retailing – 0.9%
44,316	Chefs’ Warehouse, Inc. (The)*	1,533,777
74,012	Ingles Markets, Inc., Class A	7,065,185
47,638	Natural Grocers by Vitamin Cottage, Inc.	789,838
13,599	Weis Markets, Inc.	1,046,171

		10,434,971

Food Products – 0.3%
34,630	Alico, Inc.	1,261,917
39,918	B&G Foods, Inc.(a)	986,374
12,110	Seneca Foods Corp., Class A*	689,301

		2,937,592

Gas Utilities – 1.5%
67,930	Northwest Natural Holding Co.	3,645,803
112,644	ONE Gas, Inc.	9,567,982
45,380	Spire, Inc.	3,414,391

		16,628,176

Health Care Equipment & Supplies – 1.2%
125,866	AngioDynamics, Inc.*	2,855,899
255,529	Avanos Medical, Inc.*	7,249,358
3,141	Inari Medical, Inc.*	243,679
10,857	Inspire Medical Systems, Inc.*	2,269,004
2,733	Shockwave Medical, Inc.*	576,472
7,829	Utah Medical Products, Inc.	715,101

		13,909,513

Health Care Providers & Services – 1.6%
1,162,311	Brookdale Senior Living, Inc.*	5,602,339
222,783	Cano Health, Inc.*	1,356,748
43,665	CareMax, Inc.*	312,205
56,110	Castle Biosciences, Inc.*	1,568,836
120,189	Community Health Systems, Inc.*	358,163
89,119	Cross Country Healthcare, Inc.*	2,349,177
9,918	Fulgent Genetics, Inc.*	592,600
415,833	Invitae Corp.*(a)	790,083
49,423	National HealthCare Corp.	3,510,516

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
394,194	OPKO Health, Inc.*	$ 930,298
40,254	Patterson Cos., Inc.	1,250,289
139,055	Sema4 Holdings Corp.*	225,269

		18,846,523

Health Care Technology – 0.5%
66,720	Computer Programs and Systems, Inc.*	2,252,467
90,339	Health Catalyst, Inc.*	1,512,275
25,879	Phreesia, Inc.*	607,898
32,082	Schrodinger, Inc.*	1,004,167
47,880	Sharecare, Inc.*	68,468

		5,445,275

Hotels, Restaurants & Leisure – 1.2%
70,073	Chuy’s Holdings, Inc.*	1,557,723
53,187	Dave & Buster’s Entertainment, Inc.*	1,987,066
271,562	International Game Technology PLC	5,146,100
8,081	Life Time Group Holdings, Inc.*	117,174
109,942	Red Rock Resorts, Inc., Class A	4,324,019
47,532	Vacasa, Inc., Class A*	124,059
14,761	Xponential Fitness, Inc., Class A*	219,053

		13,475,194

Household Durables – 1.7%
33,815	Beazer Homes USA, Inc.*	498,771
22,553	Ethan Allen Interiors, Inc.	518,493
83,996	Green Brick Partners, Inc.*	2,251,093
109,675	KB Home	3,579,792
6,240	LGI Homes, Inc.*	703,872
144,267	M/I Homes, Inc.*	6,637,725
37,557	Meritage Homes Corp.*	3,316,283
25,638	Taylor Morrison Home Corp.*	735,811
61,883	Tri Pointe Homes, Inc.*	1,146,073

		19,387,913

Independent Power and Renewable Electricity Producers – 0.1%
51,692	Sunnova Energy International, Inc.*	1,345,026

Insurance – 4.9%
238,114	American Equity Investment Life Holding Co.	8,943,562
134,233	AMERISAFE, Inc.	6,115,655

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
177,324	Argo Group International Holdings Ltd.	$ 5,814,454
216,366	CNO Financial Group, Inc.	4,056,862
168,684	Employers Holdings, Inc.	6,698,442
1,169,487	Genworth Financial, Inc., Class A*	4,970,320
64,042	Goosehead Insurance, Inc., Class A	3,599,801
1,728	Investors Title Co.	257,472
21,815	James River Group Holdings Ltd.	518,324
10,124	Lemonade, Inc.*(a)	190,837
10,068	National Western Life Group, Inc., Class A	2,033,736
10,463	Palomar Holdings, Inc.*	652,577
212,135	ProAssurance Corp.	4,694,548
132,452	Stewart Information Services Corp.	7,238,502
82,624	Tiptree, Inc.	917,953

		56,703,045

Interactive Media & Services – 0.8%
212,478	Bumble, Inc., Class A*	8,057,166
19,035	Cargurus, Inc.*	462,360
91,859	fuboTV, Inc.*(a)	230,566
23,499	ZipRecruiter, Inc., Class A*	411,937

		9,162,029

Internet & Direct Marketing Retail – 0.5%
116,028	aka Brands Holding Corp.*(a)	218,133
47,240	Boxed, Inc.*	88,811
22,276	Overstock.com, Inc.*	646,004
7,624	PetMed Express, Inc.(a)	166,356
334,269	Poshmark, Inc., Class A*	3,606,762
342,793	RealReal, Inc. (The)*	798,708
16,787	Revolve Group, Inc.*	475,408

		6,000,182

IT Services – 0.8%
6,213	Cass Information Systems, Inc.	226,526
488,329	Conduent, Inc.*	2,275,613
81,930	Fastly, Inc., Class A*	931,544
7,743	Maximus, Inc.	517,620
20,646	Perficient, Inc.*	2,178,566
254,046	Rackspace Technology, Inc.*	1,712,270
22,146	SolarWinds Corp.	237,184
26,635	Squarespace, Inc., Class A*	566,526

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
26,429	Unisys Corp.*	$ 362,606

		9,008,455

Leisure Products – 0.2%
175,029	Smith & Wesson Brands, Inc.	2,546,672

Life Sciences Tools & Services – 1.1%
45,391	AbCellera Biologics, Inc. (Canada)*(a)	455,726
260,405	Adaptive Biotechnologies Corp.*	2,385,310
90,077	Codexis, Inc.*	617,928
31,805	Inotiv, Inc.*	594,117
41,726	Medpace Holdings, Inc.*	7,073,809
15,530	NeoGenomics, Inc.*	157,164
128,222	Pacific Biosciences of California, Inc.*(a)	560,330
15,104	Quanterix Corp.*	241,513

		12,085,897

Machinery – 2.2%
23,970	Altra Industrial Motion Corp.	1,000,268
127,173	Columbus McKinnon Corp.	4,209,426
291,823	Kennametal, Inc.	7,835,448
48,468	Microvast Holdings, Inc.*	128,440
88,144	Miller Industries, Inc.	2,118,100
119,278	Mueller Industries, Inc.	8,030,988
39,833	Titan International, Inc.*	667,601
90,677	Wabash National Corp.	1,637,627

		25,627,898

Marine – 2.2%
408,175	Costamare, Inc. (Monaco)	4,787,893
49,203	Eagle Bulk Shipping, Inc.	2,604,315
178,887	Genco Shipping & Trading Ltd.	3,448,941
174,183	Golden Ocean Group Ltd. (Norway)(a)	1,902,078
100,514	Matson, Inc.	9,214,118
922,381	Safe Bulkers, Inc. (Greece)	3,560,391

		25,517,736

Media – 1.1%
9,486	AMC Networks, Inc., Class A*	289,513
379,930	Clear Channel Outdoor Holdings, Inc.*	588,891
2,429	Daily Journal Corp.*	656,559

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
346,678	EW Scripps Co. (The), Class A*	$ 4,943,628
61,229	Magnite, Inc.*	467,790
20,709	PubMatic, Inc., Class A*	343,562
116,991	Scholastic Corp.	5,506,766

		12,796,709

Metals & Mining – 2.0%
31,282	Alpha Metallurgical Resources, Inc.	4,278,126
32,332	Constellium SE*	473,017
41,755	Haynes International, Inc.	1,614,248
211,036	Hecla Mining Co.	955,993
44,458	Piedmont Lithium, Inc.*(a)	2,009,946
9,710	Ramaco Resources, Inc.	113,996
73,410	Ryerson Holding Corp.	2,011,434
526,610	SunCoke Energy, Inc.	3,896,914
52,803	TimkenSteel Corp.*	1,071,373
220,676	Warrior Met Coal, Inc.	7,046,185

		23,471,232

Mortgage Real Estate Investment Trusts (REITs) – 3.5%
283,536	Arbor Realty Trust, Inc. REIT	4,712,368
250,024	BrightSpire Capital, Inc. REIT	2,210,212
809,153	Chimera Investment Corp. REIT	8,471,832
77,850	Claros Mortgage Trust, Inc.	1,491,606
138,052	Dynex Capital, Inc. REIT	2,319,274
122,907	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,435,714
105,562	Invesco Mortgage Capital, Inc. REIT	1,868,448
195,427	Ladder Capital Corp. REIT	2,321,673
399,064	New York Mortgage Trust, Inc. REIT	1,253,061
83,444	Nexpoint Real Estate Finance, Inc. REIT	1,760,668
69,450	PennyMac Mortgage Investment Trust REIT	1,066,752
416,405	TPG RE Finance Trust, Inc. REIT	4,517,994
664,019	Two Harbors Investment Corp. REIT	3,572,422

		40,002,024

Multi-Utilities – 0.7%
175,969	Avista Corp.	7,436,450
6,860	Black Hills Corp.	529,592

		7,966,042

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.7%
405,978	Centennial Resource Development, Inc., Class A*	$ 2,703,813
39,277	Civitas Resources, Inc.	2,315,772
50,075	Clean Energy Fuels Corp.*	324,486
227,776	CNX Resources Corp.*	3,933,692
125,972	DHT Holdings, Inc.	827,636
98,944	Dorian LPG Ltd.	1,594,977
479,728	Equitrans Midstream Corp.	3,765,865
25,963	Excelerate Energy, Inc., Class A*(a)	574,821
7,080	FLEX LNG Ltd. (Norway) (a)	225,569
251,378	Frontline Ltd. (Norway) *(a)	2,410,715
236,892	Golar LNG Ltd. (Cameroon) *	5,299,274
17,373	International Seaways, Inc.	410,871
104,414	Murphy Oil Corp.	3,669,108
88,777	PBF Energy, Inc., Class A*	2,960,713
9,526	Peabody Energy Corp.*	199,951
20,100	REX American Resources Corp.*	1,918,746
144,506	Scorpio Tankers, Inc. (Monaco)	5,579,377
77,930	SM Energy Co.	3,216,950
12,546	Teekay Tankers Ltd., Class A (Bermuda) *	261,835
9,732	World Fuel Services Corp.	269,771

		42,463,942

Pharmaceuticals – 1.0%
11,337	Arvinas, Inc.*	602,108
87,971	Atea Pharmaceuticals, Inc.*	721,362
73,415	Athira Pharma, Inc.*	255,484
8,838	CinCor Pharma, Inc.*	199,916
574,829	Endo International PLC*	304,774
50,944	Nektar Therapeutics*	201,738
6,356	NGM Biopharmaceuticals, Inc.*	92,035
63,570	Phibro Animal Health Corp., Class A	1,244,065
118,626	Prestige Consumer Healthcare, Inc.*	7,154,334
93,312	Tricida, Inc.*	854,738

		11,630,554

Professional Services – 0.1%
107,830	Alight, Inc., Class A*	813,038

Real Estate Management & Development – 0.4%
362,107	Newmark Group, Inc., Class A	4,128,020

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
6,020	St Joe Co. (The)	$ 252,960

		4,380,980

Road & Rail – 1.1%
20,059	ArcBest Corp.	1,777,227
413,336	Heartland Express, Inc.	6,563,776
186,913	Marten Transport Ltd.	4,029,844

		12,370,847

Semiconductors & Semiconductor Equipment – 0.7%
34,501	Amkor Technology, Inc.	695,885
14,415	Axcelis Technologies, Inc.*	1,013,807
31,768	AXT, Inc.*	278,605
40,217	Diodes, Inc.*	3,272,457
10,402	MaxLinear, Inc.*	420,345
2,823	Power Integrations, Inc.	239,983
92,107	Veeco Instruments, Inc.*	2,007,933

		7,929,015

Software – 2.0%
8,425	American Software, Inc., Class A	150,639
6,821	Amplitude, Inc., Class A*	100,814
71,736	C3.ai, Inc., Class A*(a)	1,320,660
41,128	Cleanspark, Inc.*	164,101
110,642	Clear Secure, Inc., Class A*	2,801,455
56,443	CommVault Systems, Inc.*	3,165,888
29,906	Cvent Holding Corp.*	186,614
750,179	E2open Parent Holdings, Inc.*	5,063,708
34,511	Ebix, Inc.	816,530
23,797	Instructure Holdings, Inc.*(a)	581,599
251,221	LiveRamp Holdings, Inc.*	6,684,991
50,903	Marathon Digital Holdings, Inc.*(a)	661,230
1,505	MicroStrategy, Inc., Class A*(a)	430,520
29,668	Riot Blockchain, Inc.*(a)	217,170
18,280	SecureWorks Corp., Class A*	181,520
17,934	Xperi Holding Corp.	300,574

		22,828,013

Specialty Retail – 3.3%
148,760	Aaron’s Co., Inc. (The)	1,936,855
39,857	Academy Sports & Outdoors, Inc.	1,715,047

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
26,603	Asbury Automotive Group, Inc.*	$ 4,566,139
4,748	Boot Barn Holdings, Inc.*	295,800
27,045	Build-A-Bear Workshop, Inc.	431,909
29,660	Destination XL Group, Inc.*	122,792
391,476	EVgo, Inc.*(a)	3,511,540
52,451	Group 1 Automotive, Inc.	9,279,631
57,253	MarineMax, Inc.*	2,338,213
19,637	Monro, Inc.	984,796
28,730	ODP Corp. (The)*	1,042,899
160,820	Sonic Automotive, Inc., Class A	6,730,317
66,196	TravelCenters of America, Inc.*	2,761,697
432,261	Volta, Inc.*(a)	795,360
5,628	Winmark Corp.	1,250,260

		37,763,255

Technology Hardware, Storage & Peripherals – 0.1%
61,177	Xerox Holdings Corp.	1,047,962

Textiles, Apparel & Luxury Goods – 0.4%
122,853	Allbirds, Inc., Class A*	631,464
73,694	Fossil Group, Inc.*	444,375
54,603	G-III Apparel Group Ltd.*	1,206,180
79,703	Movado Group, Inc.	2,708,308

		4,990,327

Thrifts & Mortgage Finance – 2.1%
44,764	Axos Financial, Inc.*	1,869,345
697,232	Capitol Federal Financial, Inc.	6,686,455
6,409	Enact Holdings, Inc.	147,663
131,276	Essent Group Ltd.	5,482,086
145,889	Merchants Bancorp	3,860,223
161,704	TrustCo Bank Corp.	5,426,786
9,740	Waterstone Financial, Inc.	181,651
14,496	WSFS Financial Corp.	691,749

		24,345,958

Trading Companies & Distributors – 1.4%
2,754	BlueLinx Holdings, Inc.*	220,320
45,165	GMS, Inc.*	2,396,907
154,841	MRC Global, Inc.*	1,799,252
296,741	NOW, Inc.*	3,281,956

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
80,837	Rush Enterprises, Inc., Class A	$ 3,895,535
139,409	Titan Machinery, Inc.*	3,921,575

		15,515,545

Wireless Telecommunication Services – 0.4%
5,479	Shenandoah Telecommunications Co.	122,182
262,463	Telephone and Data Systems, Inc.	4,149,540
19,650	United States Cellular Corp.*	575,548

		4,847,270

TOTAL COMMON STOCKS
(Cost $1,087,029,131)		$1,110,542,637

Shares	Dividend Rate	Value

Investment Company – 1.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,322,138	2.062%	$ 15,322,138
(Cost $15,322,138)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,102,351,269)		$1,125,864,775

Securities Lending Reinvestment Vehicle – 1.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,224,137	2.062%	$ 16,224,137
(Cost $16,224,137)

TOTAL INVESTMENTS – 99.6%
(Cost $1,118,575,406)		$1,142,088,912

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		3,668,996

NET ASSETS – 100.0%		$1,145,757,908

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Less than 0.05%

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	208	09/16/22	$19,021,655	$585,465

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 0.4%
8,845	Lockheed Martin Corp.	$ 3,660,149
9,815	Textron, Inc.	644,257

		4,304,406

Air Freight & Logistics – 0.1%
5,561	United Parcel Service, Inc., Class B	1,083,783

Automobiles – 4.1%
478,485	Ford Motor Co.	7,028,945
320,072	General Motors Co.*	11,605,811
25,352	Tesla, Inc.*	22,600,040

		41,234,796

Banks – 0.3%
18,291	Citizens Financial Group, Inc.	694,509
10,726	East West Bancorp, Inc.	769,912
1,496	JPMorgan Chase & Co.	172,579
24,387	KeyCorp	446,282
13,020	PacWest Bancorp	364,951

		2,448,233

Beverages – 0.3%
65,512	Keurig Dr Pepper, Inc.	2,537,935

Biotechnology – 4.0%
38,092	AbbVie, Inc.	5,466,583
37,179	Biogen, Inc.*	7,995,716
70,593	Exelixis, Inc.*	1,476,806
196,918	Gilead Sciences, Inc.	11,765,850
24,711	Horizon Therapeutics PLC*	2,050,272
36,931	Incyte Corp.*	2,868,800
2,617	Moderna, Inc.*	429,423
848	Regeneron Pharmaceuticals, Inc.*	493,273
25,816	Vertex Pharmaceuticals, Inc.*	7,239,065

		39,785,788

Capital Markets – 5.1%
13,600	Ameriprise Financial, Inc.	3,670,912
255,889	Bank of New York Mellon Corp. (The)	11,120,936
15,705	Cboe Global Markets, Inc.	1,937,683
190,339	Charles Schwab Corp. (The)	13,142,908
1,986	CME Group, Inc.	396,167
7,226	Interactive Brokers Group, Inc., Class A	424,094

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
115,426	Intercontinental Exchange, Inc.	$ 11,772,298
2,737	MarketAxess Holdings, Inc.	741,125
23,850	Northern Trust Corp.	2,379,753
12,963	Raymond James Financial, Inc.	1,276,467
44,223	State Street Corp.	3,141,602
15,898	Stifel Financial Corp.	950,859

		50,954,804

Chemicals – 2.2%
84,280	CF Industries Holdings, Inc.	8,047,897
31,784	Dow, Inc.	1,691,227
3,395	International Flavors & Fragrances, Inc.	421,150
36,149	Linde PLC (United Kingdom)	10,916,998
4,073	Sherwin-Williams Co. (The)	985,421

		22,062,693

Commercial Services & Supplies – 1.2%
26,678	Cintas Corp.	11,351,222
4,336	Republic Services, Inc.	601,230

		11,952,452

Communications Equipment – 1.7%
18,448	Arista Networks, Inc.*	2,151,590
338,998	Cisco Systems, Inc.	15,380,339

		17,531,929

Construction & Engineering – 0.1%
16,970	AECOM	1,221,840

Consumer Finance – 2.1%
100,460	Capital One Financial Corp.	11,033,522
314,642	Synchrony Financial	10,534,214

		21,567,736

Containers & Packaging – 0.1%
19,277	International Paper Co.	824,477

Distributors – 1.1%
191,562	LKQ Corp.	10,505,260
1,173	Pool Corp.	419,582

		10,924,842

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – 0.1%
15,680	Service Corp. International	$ 1,167,533

Diversified Financial Services – 2.1%
62,003	Berkshire Hathaway, Inc., Class B*	18,638,102
43,896	Voya Financial, Inc.	2,640,783

		21,278,885

Diversified Telecommunication Services – 0.0%(a)
9,539	Liberty Global PLC, Class C (United Kingdom)*	218,348

Electrical Equipment – 0.5%
18,774	AMETEK, Inc.	2,318,589
28,320	Emerson Electric Co.	2,550,782

		4,869,371

Electronic Equipment, Instruments & Components – 0.1%
3,171	Teledyne Technologies, Inc.*	1,241,129

Energy Equipment & Services – 0.2%
61,958	Schlumberger NV	2,294,305

Entertainment – 0.6%
40,671	Live Nation Entertainment, Inc.*	3,822,667
132,845	Warner Bros Discovery, Inc.*	1,992,675

		5,815,342

Equity Real Estate Investment Trusts (REITs) – 5.9%
74,312	Camden Property Trust REIT	10,485,423
22,772	CubeSmart REIT	1,044,552
25,959	Extra Space Storage, Inc. REIT	4,919,750
137,724	First Industrial Realty Trust, Inc. REIT	7,154,762
68,497	Life Storage, Inc. REIT	8,623,087
50,695	Mid-America Apartment Communities, Inc. REIT	9,415,582
15,205	National Storage Affiliates Trust REIT	833,842
34,023	Public Storage REIT	11,105,447
17,115	SBA Communications Corp. REIT	5,747,046

		59,329,491

Food & Staples Retailing – 0.1%
5,628	Casey’s General Stores, Inc.	1,140,514

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.7%
116,460	Mondelez International, Inc., Class A	$ 7,458,098

Health Care Equipment & Supplies – 1.9%
61,835	Abbott Laboratories	6,730,122
103,444	Boston Scientific Corp.*	4,246,376
26,560	Envista Holdings Corp.*	1,079,664
74,131	Medtronic PLC	6,858,600
3,832	QuidelOrtho Corp.*	391,017

		19,305,779

Health Care Providers & Services – 4.7%
102,435	Centene Corp.*	9,523,382
27,732	Elevance Health, Inc.	13,230,937
9,647	HCA Healthcare, Inc.	2,049,216
10,787	Humana, Inc.	5,199,334
33,093	Molina Healthcare, Inc.*	10,845,238
9,139	UnitedHealth Group, Inc.	4,956,445
16,772	Universal Health Services, Inc., Class B	1,886,347

		47,690,899

Hotels, Restaurants & Leisure – 1.3%
8,370	Airbnb, Inc., Class A*	928,902
950	Booking Holdings, Inc.*	1,838,905
36,241	Marriott International, Inc., Class A	5,755,796
35,473	Wyndham Hotels & Resorts, Inc.	2,462,181
12,970	Yum! Brands, Inc.	1,589,344

		12,575,128

Household Durables – 0.2%
328	NVR, Inc.*	1,440,937
5,001	Whirlpool Corp.	864,523

		2,305,460

Household Products – 2.5%
82,785	Kimberly-Clark Corp.	10,910,235
102,683	Procter & Gamble Co. (The)	14,263,696

		25,173,931

Insurance – 1.1%
65,575	Marsh & McLennan Cos., Inc.	10,751,677
5,206	W R Berkley Corp.	325,531

		11,077,208

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 4.3%
267,159	Alphabet, Inc., Class C*	$ 31,161,426
72,943	Meta Platforms, Inc., Class A*	11,605,231

		42,766,657

Internet & Direct Marketing Retail – 2.8%
207,811	Amazon.com, Inc.*	28,044,095
7,352	Chewy, Inc., Class A*(b)	285,331

		28,329,426

IT Services – 2.5%
40,389	Gartner, Inc.*	10,722,472
5,450	International Business Machines Corp.	712,805
14,570	Snowflake, Inc., Class A*	2,184,189
6,874	Toast, Inc., Class A*	109,847
57,353	VeriSign, Inc.*	10,848,893
2,333	Visa, Inc., Class A	494,853

		25,073,059

Life Sciences Tools & Services – 2.9%
55,414	Agilent Technologies, Inc.	7,431,018
2,307	Mettler-Toledo International, Inc.*	3,113,827
33,756	QIAGEN NV*	1,675,648
28,357	Thermo Fisher Scientific, Inc.	16,969,112

		29,189,605

Machinery – 2.8%
52,657	Caterpillar, Inc.	10,439,250
143,657	Otis Worldwide Corp.	11,229,668
16,296	PACCAR, Inc.	1,491,410
16,588	Parker-Hannifin Corp.	4,795,425
1,858	Snap-on, Inc.	416,285

		28,372,038

Media – 1.6%
23,540	Charter Communications, Inc., Class A*	10,171,634
43,002	Liberty Broadband Corp., Class C*	4,684,208
76,807	News Corp., Class A	1,316,472

		16,172,314

Metals & Mining – 0.8%
261,772	Freeport-McMoRan, Inc.	8,258,907

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
984,655	Annaly Capital Management, Inc. REIT	$ 6,774,426

Multiline Retail – 0.8%
26,216	Dollar General Corp.	6,512,841
9,762	Dollar Tree, Inc.*	1,614,244

		8,127,085

Multi-Utilities – 0.2%
28,527	CMS Energy Corp.	1,960,661

Oil, Gas & Consumable Fuels – 3.8%
4,955	Cheniere Energy, Inc.	741,169
57,737	ConocoPhillips	5,625,316
7,173	EOG Resources, Inc.	797,781
14,657	Exxon Mobil Corp.	1,420,703
597,308	Kinder Morgan, Inc.	10,745,571
86,442	Marathon Oil Corp.	2,143,762
55,934	Marathon Petroleum Corp.	5,126,910
75,801	ONEOK, Inc.	4,528,352
30,578	Pioneer Natural Resources Co.	7,245,457

		38,375,021

Pharmaceuticals – 2.0%
20,912	Johnson & Johnson	3,649,562
183,598	Merck & Co., Inc.	16,402,646

		20,052,208

Road & Rail – 3.7%
371,691	CSX Corp.	12,016,770
70,861	Knight-Swift Transportation Holdings, Inc.	3,893,812
26,351	Norfolk Southern Corp.	6,618,581
2,711	Old Dominion Freight Line, Inc.	822,815
62,593	Union Pacific Corp.	14,227,389

		37,579,367

Semiconductors & Semiconductor Equipment – 5.1%
20,784	Applied Materials, Inc.	2,202,688
30,398	Broadcom, Inc.	16,277,521
4,768	Enphase Energy, Inc.*	1,354,970
4,043	Lam Research Corp.	2,023,562
2,700	Monolithic Power Systems, Inc.	1,254,744
42,731	NVIDIA Corp.	7,761,232
13,209	NXP Semiconductors NV (China)	2,428,871

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
42,137	ON Semiconductor Corp.*	$ 2,813,909
83,780	Texas Instruments, Inc.	14,987,404

		51,104,901

Software – 11.4%
3,975	Adobe, Inc.*	1,630,227
42,005	Fortinet, Inc.*	2,505,598
17,003	Intuit, Inc.	7,756,258
252,831	Microsoft Corp.	70,979,775
81,557	Oracle Corp.	6,348,397
18,074	Palo Alto Networks, Inc.*	9,020,733
10,157	Paycom Software, Inc.*	3,356,787
2,655	Roper Technologies, Inc.	1,159,359
13,886	ServiceNow, Inc.*	6,202,321
15,468	Synopsys, Inc.*	5,684,490

		114,643,945

Specialty Retail – 2.1%
5,424	Advance Auto Parts, Inc.	1,050,195
31,696	AutoNation, Inc.*	3,763,583
5,173	AutoZone, Inc.*	11,056,718
12,553	Home Depot, Inc. (The)	3,777,700
16,335	Penske Automotive Group, Inc.	1,870,194

		21,518,390

Technology Hardware, Storage & Peripherals – 6.8%
381,699	Apple, Inc.	62,029,905
85,982	Dell Technologies, Inc., Class C	3,874,349
180,306	Hewlett Packard Enterprise Co.	2,567,557

		68,471,811

Textiles, Apparel & Luxury Goods – 0.1%
14,353	Capri Holdings Ltd.*	698,704

TOTAL COMMON STOCKS (Cost $834,674,258)		$ 998,845,660

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $834,674,258)		$ 998,845,660

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
276,000	2.062%	$ 276,000
(Cost $276,000)

TOTAL INVESTMENTS – 99.2% (Cost $834,950,258)		$ 999,121,660

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		7,747,105

NET ASSETS – 100.0%		$1,006,868,765

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Less than 0.05%

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2022:

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2022:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,095,092,951	$—	$—
Securities Lending Reinvestment Vehicle	1,200,000	—	—

Total	$1,096,292,951	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$244,978	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,759,934	$—	$—
North America	383,576,566	—	—
Securities Lending Reinvestment Vehicle	111,200	—	—

Total	$387,447,700	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$2,736,397	$—	$—
Asia	2,352,695	—	—
Europe	5,836,114	—	—
North America	443,351,046	—	—
Securities Lending Reinvestment Vehicle	7,747,207	—	—

Total	$462,023,459	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$533,551	$—	$—
Asia	1,526,132	—	—
Europe	609,017	—	—
North America	136,525,663	—	—
Investment Company	1,515,733	—	—
Securities Lending Reinvestment Vehicle	3,580,052	—	—

Total	$144,290,148	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$105,551	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$5,299,274	$—	$—
Europe	18,466,023	—	—
North America	1,086,470,873	—	—
South America	306,467	—	—
Investment Company	15,322,138	—	—
Securities Lending Reinvestment Vehicle	16,224,137	—	—

Total	$1,142,088,912	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$585,465	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,428,871	$—	$—
Europe	11,135,346	—	—
North America	985,281,443	—	—
Securities Lending Reinvestment Vehicle	276,000	—	—

Total	$999,121,660	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Large Shareholder Transactions Risk — Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.